UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 5 of its series:

Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Special International Small Cap Fund

Date of reporting period: April 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
April 30, 2021
Wells Fargo
Emerging Markets Equity Fund

Reduce clutter.
Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of April 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Emerging Markets Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Fund for the six-month period that ended April 30, 2021. Global stocks continued to rally as the global economy continued to work through the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with global bonds, municipal bonds, and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 28.85%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 27.40%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 22.95% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned -1.52%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 returned 0.68%, the Bloomberg Barclays Municipal Bond Index,6 returned 2.62%, and the ICE BofA U.S. High Yield Index,7 returned 8.12%.
Hope drove the stock markets to new highs.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced information technology (IT) stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Emerging Markets Equity Fund

Letter to shareholders (unaudited)
The calendar year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the U.S., positive news on vaccine trials and January's expansion in both the manufacturing and services sectors were offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude-oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value continued its outperformance of growth in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even within markets where the vaccine has lagged, such as the eurozone and Japan, equity indexes in many of those countries are also in positive territory this year.
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 billion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Emerging Markets Equity Fund  |  3

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Derrick Irwin, CFA®‡, Richard Peck, CFA®‡, Yi (Jerry) Zhang, Ph.D., CFA®‡

Average annual total returns (%) as of April 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EMGAX)	9-6-1994	42.61	12.18	3.57	51.30	13.52	4.18	1.55	1.55
Class C (EMGCX)	9-6-1994	49.37	12.68	3.41	50.37	12.68	3.41	2.30	2.30
Class R6 (EMGDX)[3]	6-28-2013	–	–	–	51.92	14.00	4.64	1.12	1.12
Administrator Class (EMGYX)	9-6-1994	–	–	–	52.93	13.85	4.42	1.47	1.43
Institutional Class (EMGNX)	7-30-2010	–	–	–	51.82	13.92	4.59	1.22	1.18
MSCI EM Index (Net)[4]	–	–	–	–	48.71	12.50	3.59	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through February 28, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.13% for Class R6, 1.42% for Administrator Class and 1.17% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not be included, returns for the Class R6 shares would have been higher.
[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Wells Fargo Emerging Markets Equity Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Ten largest holdings (%) as of April 30, 2021[1]
Samsung Electronics Company Limited	5.68
Tencent Holdings Limited	4.80
Taiwan Semiconductor Manufacturing Company Limited ADR	4.26
Bilibili Incorporated ADR	4.25
Li Ning Company Limited	3.33
Alibaba Group Holding Limited ADR	2.87
Meituan Dianping	2.85
Taiwan Semiconductor Manufacturing Company Limited	2.57
Mediatek Incorporated	2.30
Vipshop Holdings Limited ADR	2.24
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Emerging Markets Equity Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2020	Ending account value 4-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,241.74	$ 8.23	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$ 7.40	1.48%
Class C
Actual	$1,000.00	$1,236.66	$12.37	2.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.74	$11.13	2.23%
Class R6
Actual	$1,000.00	$1,244.45	$ 5.84	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$ 5.26	1.05%
Administrator Class
Actual	$1,000.00	$1,242.04	$ 7.78	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$ 7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,244.03	$ 6.40	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$ 5.76	1.15%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 91.30%
Argentina: 0.27%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	10,716	$ 16,834,622
Brazil: 5.80%
Ambev SA ADR (Consumer staples, Beverages)	4,164,500	11,577,310
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	6,467,000	25,858,238
B2W Companhia Digital (Consumer discretionary, Internet & direct marketing retail) †	6,825,534	84,589,602
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	5,243,005	49,707,708
Banco Bradesco SA ADR (Financials, Banks)	5,222,979	22,719,960
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,855,794	7,027,248
BRF Brazil Foods SA ADR (Consumer staples, Food products) †	10,457,912	40,576,699
Diagnosticos da America SA (Health care, Health care providers & services)	2,166,273	23,010,457
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A	14,967,335	39,787,616
Lojas Renner SA (Consumer discretionary, Multiline retail)	4,937,175	36,719,447
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	2,446,906	10,374,029
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	9,528,336
		361,476,650
Chile: 1.16%
Banco Santander Chile SA ADR (Financials, Banks)	1,130,492	25,142,142
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	10,460,549	47,244,892
		72,387,034
China: 35.15%
51job Incorporated ADR (Industrials, Professional services) †	780,541	48,042,299
Agora Incorporated ADR (Information technology, Software) †«	181,765	8,835,597
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	775,337	179,064,080
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	1,535,000	44,462,682
Best Incorporated ADR (Industrials, Air freight & logistics) †«	3,757,927	4,960,464
Bilibili Incorporated ADR (Communication services, Entertainment) †	2,391,012	265,067,590
China Life Insurance Company Limited Class H (Financials, Insurance)	23,043,190	46,930,355
China Literature Limited (Communication services, Media) 144A†«	2,469,968	25,756,160
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	61,884,920
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	29,537,319
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	1,215,741	15,269,707
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	5,430,279
Jianpu Technology Incorporated ADR (Financials, Consumer finance) †«	64,322	185,247
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Koolearn Technology Holding Limited (Consumer discretionary, Diversified consumer services) 144A†«	11,063,215	$ 21,278,289
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	25,427,707	207,539,715
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	4,622,600	177,340,259
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services) †	6,241,890	95,251,241
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	254,441	34,077,283
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	23,290,600	52,231,631
Tencent Holdings Limited (Communication services, Interactive media & services)	3,731,700	299,295,047
Tencent Music Entertainment ADR (Communication services, Entertainment) †	1,081,603	18,841,524
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	5,487,377
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	1,708,013	66,749,148
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	5,312,500	48,216,182
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †«	3,950,000	11,889,500
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦	23,979,831	24,059,756
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	4,543,039	139,789,310
Want Want China Holdings Limited (Consumer staples, Food products)	63,025,800	45,680,571
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,796,634	90,550,354
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	20,160,100	63,845,832
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components) †	2,239,291	22,997,519
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A	25,612,726	31,390,448
		2,191,937,685
Colombia: 0.24%
Bancolombia SA ADR (Financials, Banks)	499,100	14,938,063
Hong Kong: 4.68%
AIA Group Limited (Financials, Insurance)	8,677,500	110,483,055
Johnson Electric Holdings Limited (Industrials, Electrical equipment)	4,183,050	11,147,261
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) «	55,955,400	51,577,441
WH Group Limited (Consumer staples, Food products) 144A	136,165,700	119,026,115
		292,233,872
India: 7.72%
Axis Bank Limited (Financials, Banks) †	4,251,923	41,036,819
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
India: (continued)
Bajaj Finance Limited (Financials, Consumer finance) †	420,281	$ 30,933,612
Bandhan Bank Limited (Financials, Banks) 144A†	1,416,131	6,304,218
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	3,969,052	28,760,858
Dalmia Bharat Limited (Materials, Construction materials) †	624,658	12,703,143
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	16,028,731
HDFC Bank Limited ADR (Financials, Banks) †	428,752	30,132,691
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	1,115,700	36,452,200
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,373,851	4,683,214
ITC Limited (Consumer staples, Tobacco)	14,883,960	40,709,984
JM Financial Limited (Financials, Capital markets)	11,571,429	12,552,085
Kotak Mahindra Bank Limited (Financials, Banks) †	1,117,262	26,377,776
Max Financial Services Limited (Financials, Insurance) †	925,389	11,192,494
Oberoi Realty Limited (Real estate, Real estate management & development) †	1,064,750	7,866,407
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	260,000	7,000,844
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,322,274	125,635,023
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	12,089,781
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,321,822
Spandana Sphoorty Financial (Financials, Consumer finance) †	440,254	3,561,378
Ultra Tech Cement Limited (Materials, Construction materials)	296,000	25,091,217
		481,434,297
Indonesia: 1.22%
PT Astra International Tbk (Consumer discretionary, Automobiles)	21,151,000	8,053,340
PT Bank Central Asia Tbk (Financials, Banks)	11,949,500	26,492,401
PT Blue Bird Tbk (Industrials, Road & rail) †	4,605,309	435,185
PT Link Net Tbk (Communication services, Diversified telecommunication services)	38,278,161	10,599,698
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services) «	1,387,471	30,607,610
		76,188,234
Luxembourg: 0.09%
InPost SA (Industrials, Industrial conglomerates) †	297,122	5,661,855
Mexico: 6.17%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	4,087,304	56,977,018
Banco Santander Mexico SA ADR Class B (Financials, Banks) †	3,029,336	17,115,748
Banco Santander Mexico SA Class B (Financials, Banks) †	2,977,800	3,358,974
Becle SAB de CV ADR (Consumer staples, Beverages)	12,667,225	30,397,088
Cemex SAB de CV ADR (Materials, Construction materials) †	4,311,948	34,021,270
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	53,740,122	66,322,903
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  9

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Mexico: (continued)
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,712,182	$ 132,694,105
Grupo Financiero Banorte SAB de CV (Financials, Banks)	4,050,488	22,998,822
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	6,342,900	20,800,654
		384,686,582
Peru: 0.12%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining) †	796,695	7,743,875
Philippines: 0.53%
Ayala Corporation (Industrials, Industrial conglomerates)	787,624	12,121,067
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	4,838,956
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	16,223,696
		33,183,719
Russia: 2.91%
Fix Price Group Limited GDR (Consumer discretionary, Specialty retail) †	1,972,714	18,454,739
Headhunter Group plc ADR (Industrials, Professional services) †	350,160	14,388,074
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	443,149	33,980,665
Magnit PJSC (Consumer staples, Food & staples retailing)	152,816	10,398,376
Ozon Holdings plc ADR (Consumer discretionary, Internet & direct marketing retail) †«	84,713	5,268,301
Sberbank PJSC ADR (Financials, Banks)	1,740,395	27,393,817
Yandex NV Class A (Communication services, Interactive media & services) †	1,092,406	71,607,213
		181,491,185
South Africa: 1.57%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	178,308	3,669,579
MTN Group Limited (Communication services, Wireless telecommunication services) †	3,978,543	25,134,571
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,211,500	32,018,672
Standard Bank Group Limited (Financials, Banks)	2,007,090	16,332,128
Tiger Brands Limited (Consumer staples, Food products)	1,531,933	20,598,306
		97,753,256
South Korea: 10.65%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,384,713	55,247,384
KT&G Corporation (Consumer staples, Tobacco)	320,091	23,711,510
Naver Corporation (Communication services, Interactive media & services)	367,000	118,610,599
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	4,832,800	354,091,071
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
Samsung Life Insurance Company Limited (Financials, Insurance)	642,337	$ 47,178,436
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	568,500	65,418,259
		664,257,259
Taiwan: 11.36%
104 Corporation (Industrials, Professional services)	1,655,000	10,013,067
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	3,419,881	143,370,173
President Chain Store Corporation (Consumer staples, Food & staples retailing)	2,800,000	27,062,318
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	7,605,224	160,163,028
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,277,552	265,881,420
Uni-President Enterprises Corporation (Consumer staples, Food products)	38,062,368	101,948,394
		708,438,400
Thailand: 1.43%
PTT Exploration & Production plc (Energy, Oil, gas & consumable fuels)	1,933,139	7,387,990
PTT plc (Energy, Oil, gas & consumable fuels)	16,859,000	21,657,487
Siam Commercial Bank plc (Financials, Banks)	8,405,100	28,343,171
Thai Beverage PCL (Consumer staples, Beverages)	58,927,000	31,660,947
		89,049,595
Turkey: 0.07%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)	1,901,979	4,231,853
United Kingdom: 0.16%
Standard Chartered plc (Financials, Banks)	1,364,444	9,791,159
Total Common stocks (Cost $3,274,681,338)		5,693,719,195

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services) ♦†	6.50%	4-15-2022	$ 303,000	0
Total Convertible debentures (Cost $160,691)				0

	Dividend yield	Shares
Preferred stocks: 1.16%
Brazil: 1.16%
Lojas Americanas SA (Consumer discretionary, Multiline retail)	1.06	18,787,917	72,148,811
Total Preferred stocks (Cost $80,223,642)			72,148,811

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  11

Portfolio of investments—April 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 8.36%
Investment companies: 8.36%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	64,189,200	$ 64,189,200
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	457,298,126	457,298,126
Total Short-term investments (Cost $521,487,326)				521,487,326
Total investments in securities (Cost $3,876,552,997)	100.82%			6,287,355,332
Other assets and liabilities, net	(0.82)			(51,358,551)
Total net assets	100.00%			$6,235,996,781

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 20,105,794	$299,783,122	$(255,699,716)	$0	$0	$ 64,189,200		64,189,200	$ 30,219#
Wells Fargo Government Money Market Fund Select Class	199,808,582	757,846,177	(500,356,633)	0	0	457,298,126		457,298,126	63,658
				$0	$0	$521,487,326	8.36%		$93,877

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $60,948,826 of securities loaned), at value (cost $3,355,065,671)	$ 5,765,868,006
Investments in affiliated securites, at value (cost $521,487,326)	521,487,326
Cash	574,448
Foreign currency, at value (cost $12,901,584)	11,887,591
Receivable for Fund shares sold	11,213,470
Receivable for dividends	4,737,293
Receivable for investments sold	4,036,529
Receivable for securities lending income, net	72,542
Prepaid expenses and other assets	182,172
Total assets	6,320,059,377
Liabilities
Payable upon receipt of securities loaned	64,188,700
Contingent tax liability	8,466,071
Management fee payable	5,421,076
Payable for Fund shares redeemed	3,950,489
Administration fees payable	673,469
Payable for investments purchased	309,506
Distribution fee payable	11,089
Trustees’ fees and expenses payable	1,966
Accrued expenses and other liabilities	1,040,230
Total liabilities	84,062,596
Total net assets	$6,235,996,781
Net assets consist of
Paid-in capital	$ 3,975,316,694
Total distributable earnings	2,260,680,087
Total net assets	$6,235,996,781
Computation of net asset value and offering price per share
Net assets – Class A	$ 264,101,043
Shares outstanding – Class A1	7,770,018
Net asset value per share – Class A	$33.99
Maximum offering price per share – Class A2	$36.06
Net assets – Class C	$ 16,927,982
Shares outstanding – Class C1	598,708
Net asset value per share – Class C	$28.27
Net assets – Class R6	$ 576,110,415
Shares outstanding – Class R6[1]	16,261,379
Net asset value per share – Class R6	$35.43
Net assets – Administrator Class	$ 92,546,694
Shares outstanding – Administrator Class[1]	2,571,402
Net asset value per share – Administrator Class	$35.99
Net assets – Institutional Class	$ 5,286,310,647
Shares outstanding – Institutional Class[1]	149,255,752
Net asset value per share – Institutional Class	$35.42
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  13

Statement of operations—six months ended April 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $4,796,197)	$ 32,145,126
Income from affiliated securities	725,149
Total investment income	32,870,275
Expenses
Management fee	29,581,426
Administration fees
Class A	268,140
Class C	18,703
Class R6	75,542
Administrator Class	57,362
Institutional Class	3,271,725
Shareholder servicing fees
Class A	319,215
Class C	22,257
Administrator Class	109,563
Distribution fee
Class C	66,726
Custody and accounting fees	222,218
Professional fees	30,859
Registration fees	50,993
Shareholder report expenses	224,528
Trustees’ fees and expenses	9,610
Other fees and expenses	56,492
Total expenses	34,385,359
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,958)
Class A	(3,614)
Class C	(4)
Administrator Class	(345)
Net expenses	34,377,438
Net investment loss	(1,507,163)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	38,216,231
Net change in unrealized gains (losses) on investments (net of decrease in contingent taxes of $(10,026,122))	1,125,056,787
Net realized and unrealized gains (losses) on investments	1,163,273,018
Net increase in net assets resulting from operations	$1,161,765,855
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Emerging Markets Equity Fund

Statement of changes in net assets

	Six months ended April 30, 2021 (unaudited)		Year ended October 31, 2020
Operations
Net investment income (loss)		$ (1,507,163)		$ 19,314,250
Payment from affiliate		0		814,760
Net realized gains on investments		38,216,231		28,501,702
Net change in unrealized gains (losses) on investments		1,125,056,787		343,880,924
Net increase in net assets resulting from operations		1,161,765,855		392,511,636
Distributions to shareholders from
Net investment income and net realized gains
Class A		(153,789)		(1,592,205)
Class R6		(1,997,619)		(3,433,287)
Administrator Class		(99,238)		(690,072)
Institutional Class		(16,550,884)		(37,764,049)
Total distributions to shareholders		(18,801,530)		(43,479,613)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	719,930	23,262,186	865,603	22,093,065
Class C	48,538	1,345,156	62,810	1,341,561
Class R6	6,910,072	232,450,455	3,888,578	97,521,245
Administrator Class	343,755	12,208,614	466,599	12,164,727
Institutional Class	26,383,240	900,488,493	55,315,223	1,422,431,335
		1,169,754,904		1,555,551,933
Reinvestment of distributions
Class A	4,479	141,490	54,378	1,460,585
Class R6	50,522	1,661,164	89,034	2,487,612
Administrator Class	2,928	97,946	23,753	668,417
Institutional Class	498,950	16,405,460	1,335,293	37,308,081
		18,306,060		41,924,695
Payment for shares redeemed
Class A	(636,005)	(20,799,566)	(2,247,714)	(55,922,187)
Class C	(331,396)	(8,529,442)	(579,377)	(12,172,959)
Class R6	(2,054,267)	(69,220,524)	(5,956,259)	(150,951,408)
Administrator Class	(322,650)	(11,194,862)	(1,900,708)	(50,457,674)
Institutional Class	(17,087,546)	(599,289,956)	(48,926,107)	(1,252,304,510)
		(709,034,350)		(1,521,808,738)
Net increase in net assets resulting from capital share transactions		479,026,614		75,667,890
Total increase in net assets		1,621,990,939		424,699,913
Net assets
Beginning of period		4,614,005,842		4,189,305,929
End of period		$6,235,996,781		$ 4,614,005,842
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$27.39	$25.29	$21.16	$24.83	$20.49	$18.09
Net investment income (loss)	(0.06) [1]	0.00 [2]	0.10	0.07	(0.03) [1]	0.12
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	6.68	2.28	4.11	(3.70)	4.50	2.38
Total from investment operations	6.62	2.28	4.21	(3.63)	4.47	2.50
Distributions to shareholders from
Net investment income	(0.02)	(0.18)	(0.08)	(0.04)	(0.13)	(0.10)
Net asset value, end of period	$33.99	$27.39	$25.29	$21.16	$24.83	$20.49
Total return[3]	24.17%	9.03% [4]	19.95%	(14.65)%	21.99%	13.93%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.54%	1.57%	1.58%	1.58%	1.64%
Net expenses	1.48%	1.52%	1.57%	1.57%	1.58%	1.60%
Net investment income (loss)	(0.36)%	0.13%	0.43%	0.38%	(0.13)%	0.64%
Supplemental data
Portfolio turnover rate	7%	12%	8%	11%	13%	8%
Net assets, end of period (000s omitted)	$264,101	$210,393	$227,811	$201,515	$268,384	$874,625

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Emerging Markets Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$22.86	$21.09	$17.71	$20.92	$17.28	$15.28
Net investment loss	(0.15) [1]	(0.14) [1]	(0.07) [1]	(0.08) [1]	(0.08)	(0.02) [1]
Payment from affiliate	0.00	0.04	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	5.56	1.87	3.45	(3.13)	3.72	2.02
Total from investment operations	5.41	1.77	3.38	(3.21)	3.64	2.00
Net asset value, end of period	$28.27	$22.86	$21.09	$17.71	$20.92	$17.28
Total return[2]	23.67%	8.39% [3]	19.09%	(15.34)%	21.06%	13.09%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.29%	2.32%	2.33%	2.31%	2.39%
Net expenses	2.23%	2.28%	2.32%	2.32%	2.31%	2.35%
Net investment loss	(1.12)%	(0.64)%	(0.37)%	(0.38)%	(0.43)%	(0.12)%
Supplemental data
Portfolio turnover rate	7%	12%	8%	11%	13%	8%
Net assets, end of period (000s omitted)	$16,928	$20,149	$29,484	$49,103	$69,845	$71,900

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$28.59	$26.39	$22.10	$26.00	$21.46	$19.00
Net investment income	0.01 [1]	0.17	0.22 [1]	0.23 [1]	0.17 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	6.97	2.33	4.27	(3.92)	4.59	2.46
Total from investment operations	6.98	2.50	4.49	(3.69)	4.76	2.69
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.20)	(0.21)	(0.22)	(0.23)
Net asset value, end of period	$35.43	$28.59	$26.39	$22.10	$26.00	$21.46
Total return[2]	24.45%	9.49%	20.50%	(14.33)%	22.53%	14.43%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.11%	1.14%	1.16%	1.14%	1.20%
Net expenses	1.05%	1.11%	1.14%	1.15%	1.14%	1.17%
Net investment income	0.06%	0.55%	0.88%	0.90%	0.76%	1.16%
Supplemental data
Portfolio turnover rate	7%	12%	8%	11%	13%	8%
Net assets, end of period (000s omitted)	$576,110	$324,637	$351,829	$326,131	$192,929	$191,250

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Emerging Markets Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$29.01	$26.50	$22.18	$26.08	$21.53	$18.99
Net investment income (loss)	(0.05) [1]	0.05 [1]	0.13 [1]	0.12 [1]	0.10 [1]	0.15 [1]
Payment from affiliate	0.00	0.31	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	7.07	2.35	4.30	(3.90)	4.61	2.50
Total from investment operations	7.02	2.71	4.43	(3.78)	4.71	2.65
Distributions to shareholders from
Net investment income	(0.04)	(0.20)	(0.11)	(0.12)	(0.16)	(0.11)
Net asset value, end of period	$35.99	$29.01	$26.50	$22.18	$26.08	$21.53
Total return[2]	24.20%	10.25% [3]	20.09%	(14.57)%	22.10%	14.07%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.46%	1.49%	1.50%	1.48%	1.56%
Net expenses	1.40%	1.43%	1.46%	1.46%	1.46%	1.49%
Net investment income (loss)	(0.29)%	0.20%	0.54%	0.48%	0.42%	0.76%
Supplemental data
Portfolio turnover rate	7%	12%	8%	11%	13%	8%
Net assets, end of period (000s omitted)	$92,547	$73,888	$104,869	$103,740	$144,421	$160,657

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$28.57	$26.38	$22.10	$25.99	$21.46	$18.99
Net investment income (loss)	(0.01) [1]	0.14	0.19	0.19	0.19 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	6.97	2.34	4.28	(3.89)	4.55	2.49
Total from investment operations	6.96	2.48	4.47	(3.70)	4.74	2.69
Distributions to shareholders from
Net investment income	(0.11)	(0.29)	(0.19)	(0.19)	(0.21)	(0.22)
Net asset value, end of period	$35.42	$28.57	$26.38	$22.10	$25.99	$21.46
Total return[2]	24.40%	9.42%	20.40%	(14.35)%	22.42%	14.40%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.21%	1.25%	1.25%	1.23%	1.31%
Net expenses	1.15%	1.18%	1.19%	1.19%	1.20%	1.22%
Net investment income (loss)	(0.04)%	0.49%	0.81%	0.75%	0.82%	1.04%
Supplemental data
Portfolio turnover rate	7%	12%	8%	11%	13%	8%
Net assets, end of period (000s omitted)	$5,286,311	$3,984,940	$3,475,314	$2,790,071	$3,423,366	$1,826,097

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Emerging Markets Equity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
This shareholder report is not asking you for a proxy. A separate proxy statement with more detailed information about the transaction will be provided to Fund shareholders and should be reviewed carefully.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Wells Fargo Emerging Markets Equity Fund  |  21

Notes to financial statements (unaudited)
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

22  |  Wells Fargo Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2021, the aggregate cost of all investments for federal income tax purposes was $3,904,052,787 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,699,833,117
Gross unrealized losses	(316,530,572)
Net unrealized gains	$2,383,302,545
As of October 31, 2020, the Fund had capital loss carryforwards which consisted of $136,193,719 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Emerging Markets Equity Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$ 16,834,622	$ 0	$0	$ 16,834,622
Brazil	361,476,650	0	0	361,476,650
Chile	72,387,034	0	0	72,387,034
China	2,167,877,929	24,059,756	0	2,191,937,685
Colombia	14,938,063	0	0	14,938,063
Hong Kong	292,233,872	0	0	292,233,872
India	481,434,297	0	0	481,434,297
Indonesia	76,188,234	0	0	76,188,234
Luxembourg	5,661,855	0	0	5,661,855
Mexico	384,686,582	0	0	384,686,582
Peru	7,743,875	0	0	7,743,875
Philippines	33,183,719	0	0	33,183,719
Russia	181,491,185	0	0	181,491,185
South Africa	97,753,256	0	0	97,753,256
South Korea	664,257,259	0	0	664,257,259
Taiwan	275,894,487	432,543,913	0	708,438,400
Thailand	89,049,595	0	0	89,049,595
Turkey	4,231,853	0	0	4,231,853
United Kingdom	9,791,159	0	0	9,791,159
Preferred stocks
Brazil	72,148,811	0	0	72,148,811
Convertible debentures	0	0	0	0
Short-term investments
Investment companies	521,487,326	0	0	521,487,326
Total assets	$5,830,751,663	$456,603,669	$0	$6,287,355,332
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

24  |  Wells Fargo Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2021, the management fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through February 28, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.55%
Class C	2.30
Class R6	1.13
Administrator Class	1.42
Institutional Class	1.17

Wells Fargo Emerging Markets Equity Fund  |  25

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2021, Funds Distributor received $10,158 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A, Class C, and Administrator Class of the Fund was reimbursed by Funds Management in the amount of $2,438, $778,933 and $33,389, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2021 were $558,825,876 and $345,694,997, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:

26  |  Wells Fargo Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 632,212	$ (632,212)	$0
Barclays Capital Incorporated	19,968,544	(19,968,544)	0
Citigroup Global Markets Incorporated	8,612,161	(8,612,161)	0
Credit Suisse Securities (USA) LLC	8,062,808	(8,062,808)	0
Deutsche Bank Securities Incorporated	4,827,900	(4,827,900)	0
JPMorgan Securities LLC	13,046,316	(13,046,316)	0
UBS Securities LLC	5,798,885	(5,798,885)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in China and Hong Kong. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Emerging Markets Equity Fund  |  27

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2020. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$8,272,032	$0.0511	97.22%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Emerging Markets Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Emerging Markets Equity Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Emerging Markets Equity Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Emerging Markets Equity Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0521-00321 06-21
SA238/SAR238 04-21

Semi-Annual Report
April 30, 2021
Wells Fargo Emerging
Markets Equity Income Fund

Reduce clutter.
Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of April 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Emerging Markets Equity Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2021. Global stocks continued to rally as the global economy continued to work through the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with global bonds, municipal bonds, and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 28.85%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 27.40%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 22.95% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned -1.52%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 returned 0.68%, the Bloomberg Barclays Municipal Bond Index,6 returned 2.62%, and the ICE BofA U.S. High Yield Index,7 returned 8.12%.
Hope drove the stock markets to new highs.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced information technology (IT) stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Emerging Markets Equity Income Fund

Letter to shareholders (unaudited)
The calendar year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the U.S., positive news on vaccine trials and January's expansion in both the manufacturing and services sectors were offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude-oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value continued its outperformance of growth in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even within markets where the vaccine has lagged, such as the eurozone and Japan, equity indexes in many of those countries are also in positive territory this year.
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 billion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Emerging Markets Equity Income Fund  |  3

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation and current income.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (EQIAX)	5-31-2012	36.42	6.80	5.34	44.80	8.06	6.04	1.66	1.55
Class C (EQICX)	5-31-2012	42.73	7.25	5.25	43.73	7.25	5.25	2.41	2.30
Class R (EQIHX)[3]	9-30-2015	–	–	–	44.77	7.85	5.81	1.91	1.80
Class R6 (EQIRX)[4]	9-30-2015	–	–	–	45.34	8.53	6.49	1.23	1.17
Administrator Class (EQIDX)	5-31-2012	–	–	–	44.90	8.24	6.23	1.58	1.45
Institutional Class (EQIIX)	5-31-2012	–	–	–	45.19	8.46	6.44	1.33	1.22
MSCI EM Index (Net)[5]	–	–	–	–	48.71	12.50	7.04 *	–	–
MSCI EM High Dividend Yield Index (Net)[6]	–	–	–	–	30.02	8.09	3.48 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through February 28, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.80% for Class R, 1.17% for Class R6, 1.45% for Administrator Class, and 1.22% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not be included, returns for the Class R6 shares would have been higher.
[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

4  |  Wells Fargo Emerging Markets Equity Income Fund

Performance highlights (unaudited)
[6]	The MSCI EM High Dividend Yield Index (Net) is based on the MSCI EM Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Ten largest holdings (%) as of April 30, 2021[1]
Taiwan Semiconductor Manufacturing Company Limited	6.81
Samsung Electronics Company Limited	4.94
China Construction Bank Class H	2.11
Ping An Insurance Group Company Class H	2.05
Samsung Electronics Company Limited	1.90
Midea Group Company Limited Class A	1.87
Infosys Limited	1.70
KB Financial Group Incorporated	1.43
Baidu Incorporated ADR	1.43
SK Hynix Incorporated	1.39
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Emerging Markets Equity Income Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2020	Ending account value 4-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,279.14	$ 8.70	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$ 7.70	1.54%
Class C
Actual	$1,000.00	$1,274.43	$12.97	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Class R
Actual	$1,000.00	$1,276.66	$10.16	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$ 9.00	1.80%
Class R6
Actual	$1,000.00	$1,281.57	$ 6.45	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$ 5.71	1.14%
Administrator Class
Actual	$1,000.00	$1,279.22	$ 8.19	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$ 7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,280.41	$ 6.90	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$ 6.11	1.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 93.17%
Brazil: 4.05%
Ambev SA (Consumer staples, Beverages)	629,900	$ 1,732,441
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	196,600	1,863,919
Banco BTG Pactual SA (Financials, Diversified financial services)	160,143	3,176,592
Cury Construtora e Incorporadora SA (Consumer discretionary, Household durables)	979,195	1,771,981
Petrobras Distribuidora SA (Consumer discretionary, Specialty retail)	492,600	2,041,297
Vale SA (Materials, Metals & mining)	218,074	4,376,695
Vinci Partners Investments Limited Class A (Financials, Capital markets) †	119,618	1,327,760
		16,290,685
Cambodia: 0.38%
NagaCorp Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,440,000	1,542,377
Chile: 0.45%
Banco Santander Chile SA (Financials, Banks)	32,721,998	1,795,559
China: 26.71%
Baidu Incorporated ADR (Communication services, Interactive media & services) †	27,246	5,730,651
China Construction Bank Class H (Financials, Banks)	10,737,000	8,500,859
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A†	1,455,200	3,656,851
China Merchants Bank Company Limited Class H (Financials, Banks)	498,500	4,020,601
China Resources Land Limited (Real estate, Real estate management & development)	1,058,000	4,964,642
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	1,788,500	3,241,876
ENN Energy Holdings Limited (Utilities, Gas utilities)	239,500	4,082,237
Gree Electric Appliances Incorporated Class A (Consumer discretionary, Household durables)	484,140	4,481,933
Huayu Automotive Systems Company Limited Class A (Consumer discretionary, Auto components)	418,000	1,687,114
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	292,678	1,851,992
Kunlun Energy Company Limited (Utilities, Gas utilities)	4,012,000	4,307,564
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	3,496,000	4,806,705
Lomon Billions Group Company Limited (Materials, Chemicals)	462,175	2,417,465
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	605,359	7,499,286
Minth Group Limited (Consumer discretionary, Auto components)	484,000	1,965,846
Nari Technology Company Limited (Industrials, Electrical equipment)	611,568	3,022,166
Netease Incorporated (Communication services, Entertainment)	189,050	4,263,984
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	1,121,000	1,541,280
Ping An Insurance Group Company Class H (Financials, Insurance)	755,500	8,262,331
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	680,400	3,232,179
Shimao Property Holding Limited (Real estate, Real estate management & development)	1,361,500	3,943,710
Suofeiya Home Collection Company Limited Class A (Consumer discretionary, Household durables)	509,091	2,290,772
Tingyi Holding Corporation (Consumer staples, Food products)	2,204,000	3,966,647
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	2,396,000	3,238,776
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Universal Scientific Industrial Shanghai Company Limited Class A (Information technology, Electronic equipment, instruments & components)	772,900	$ 1,934,788
Weichai Power Company Limited Class H (Industrials, Machinery)	1,441,000	3,342,901
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	892,000	1,469,872
Zhejiang NHU Company Limited (Health care, Biotechnology)	616,599	3,726,367
		107,451,395
Hong Kong: 4.78%
ASM Pacific Technology (Information technology, Semiconductors & semiconductor equipment)	234,600	3,557,772
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,654,000	2,366,618
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	2,142,000	3,435,914
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	2,397,600	3,870,607
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	47,300	2,861,961
WH Group Limited (Consumer staples, Food products) 144A	3,603,000	3,149,480
		19,242,352
India: 9.62%
Embassy Office Parks REIT (Real estate, Equity REITs)	881,000	3,718,106
Gail India Limited (Utilities, Gas utilities)	2,345,195	4,343,862
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	65,065	2,476,331
Indus Towers Limited (Communication services, Diversified telecommunication services)	527,579	1,798,423
Infosys Limited (Information technology, IT services)	372,734	6,815,111
LIC Housing Finance Limited (Financials, Diversified financial services)	1,002,575	5,491,170
Mahanagar Gas Limited (Utilities, Gas utilities)	274,683	4,173,135
Manappuram Finance Limited (Financials, Consumer finance)	1,769,810	3,561,243
Power Grid Corporation of India Limited (Utilities, Electric utilities)	1,104,843	3,282,199
Tech Mahindra Limited (Information technology, IT services)	233,247	3,024,205
		38,683,785
Indonesia: 1.18%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	7,691,800	2,156,579
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	11,694,700	2,590,726
		4,747,305
Malaysia: 0.44%
RHB Bank Bhd (Financials, Banks)	1,392,800	1,771,431
Mexico: 1.41%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	125,228	1,745,678
Grupo Financiero Banorte SAB de CV (Financials, Banks)	334,500	1,899,303
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	619,391	2,031,206
		5,676,187
Peru: 1.08%
Southern Copper Corporation (Materials, Metals & mining)	62,735	4,354,436
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Philippines: 0.45%
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	676,630	$ 1,825,425
Poland: 0.55%
PKO Bank Polski SA (Financials, Banks) †	236,757	2,201,999
Qatar: 0.65%
Qatar National Bank (Financials, Banks)	534,231	2,626,403
Russia: 4.12%
Detsky Mir PJSC (Consumer discretionary, Multiline retail)	1,122,660	2,242,111
Fix Price Group Limited GDR (Consumer discretionary, Specialty retail) †	205,295	1,920,535
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	40,496	3,105,233
Moscow Exchange MICEX-RTS PJSC (Financials, Capital markets)	1,325,340	3,118,115
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	314,980	2,196,683
Sberbank PJSC ADR (Financials, Banks)	252,753	3,978,332
		16,561,009
Saudi Arabia: 1.72%
Jarir Marketing Company (Consumer discretionary, Specialty retail)	54,464	2,890,069
National Commercial Bank (Financials, Banks) †	267,142	4,046,095
		6,936,164
Singapore: 0.78%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	346,000	3,122,476
South Africa: 4.55%
Gold Fields Limited ADR (Materials, Metals & mining)	265,938	2,494,498
Life Healthcare Group Holdings Limited (Health care, Health care providers & services) †	1,691,075	2,220,174
MTN Group Limited (Communication services, Wireless telecommunication services) †	455,426	2,877,168
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	17,390	3,969,525
Standard Bank Group Limited (Financials, Banks)	457,047	3,719,091
The Bidvest Group Limited (Industrials, Industrial conglomerates)	259,863	3,001,169
		18,281,625
South Korea: 11.96%
Doosan Bobcat Incorporated (Industrials, Machinery) †	83,900	3,443,192
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	90,811	2,065,463
KB Financial Group Incorporated (Financials, Banks)	116,905	5,748,823
Kia Motors Corporation (Consumer discretionary, Automobiles)	31,546	2,183,703
POSCO (Materials, Metals & mining)	8,334	2,727,178
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	271,335	19,880,256
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	15,341	2,730,721
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	48,432	5,573,152
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	13,707	3,739,897
		48,092,385
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  9

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Taiwan: 15.29%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	159,000	$ 2,011,804
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	716,000	2,991,976
ASMedia Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	47,000	1,953,874
CTBC Financial Holding Company Limited (Financials, Banks)	2,592,000	2,109,477
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	155,000	1,968,320
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	851,704	3,501,394
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	947,000	2,146,105
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	76,000	3,186,115
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	114,000	2,515,153
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	1,013,000	3,545,501
Simplo Technology Company Limited (Information technology, Electronic equipment, instruments & components)	189,000	2,516,665
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,300,000	27,377,489
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	876,000	3,577,462
Uni-President Enterprises Corporation (Consumer staples, Food products)	777,000	2,081,161
		61,482,496
Thailand: 2.49%
Bangkok Bank PCL (Financials, Banks)	898,500	3,505,990
Thai Beverage PCL (Consumer staples, Beverages)	3,247,200	1,744,691
Tisco Financial Group PCL (Financials, Diversified financial services)	956,700	2,842,063
WHA Corporation PCL (Real estate, Real estate management & development)	17,793,500	1,931,498
		10,024,242
United Arab Emirates: 0.51%
Aldar Properties PJSC (Real estate, Real estate management & development)	2,171,524	2,069,462
Total Common stocks (Cost $272,656,641)		374,779,198

	Dividend yield
Preferred stocks: 3.46%
Brazil: 0.52%
Itaúsa SA (Financials, Banks)	2.53%	1,131,119	2,094,800
South Korea: 2.94%
LG Chem Limited (Materials, Chemicals)	2.29	10,441	4,181,656
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.97	115,884	7,636,353
			11,818,009
Total Preferred stocks (Cost $9,239,290)			13,912,809

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.44%
Investment companies: 1.44%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	5,792,079	$ 5,792,079
Total Short-term investments (Cost $5,792,079)				5,792,079
Total investments in securities (Cost $287,688,010)	98.07%			394,484,086
Other assets and liabilities, net	1.93			7,768,180
Total net assets	100.00%			$402,252,266

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$13,498,167	$112,179,219	$(119,885,307)	$0	$0	$5,792,079	1.44%	5,792,079	$1,422
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  11

Statement of assets and liabilities—April 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $281,895,931)	$ 388,692,007
Investments in affiliated securites, at value (cost $5,792,079)	5,792,079
Foreign currency, at value (cost $4,013,998)	4,023,322
Receivable for investments sold	4,190,337
Receivable for Fund shares sold	3,972,703
Receivable for dividends	719,393
Prepaid expenses and other assets	19,030
Total assets	407,408,871
Liabilities
Payable for investments purchased	4,435,869
Management fee payable	339,643
Payable for Fund shares redeemed	247,220
Administration fees payable	49,029
Distribution fees payable	5,929
Trustees’ fees and expenses payable	1,968
Accrued expenses and other liabilities	76,947
Total liabilities	5,156,605
Total net assets	$402,252,266
Net assets consist of
Paid-in capital	$ 342,198,957
Total distributable earnings	60,053,309
Total net assets	$402,252,266
Computation of net asset value and offering price per share
Net assets – Class A	$ 101,469,469
Shares outstanding – Class A1	7,708,914
Net asset value per share – Class A	$13.16
Maximum offering price per share – Class A2	$13.96
Net assets – Class C	$ 8,847,411
Shares outstanding – Class C1	676,513
Net asset value per share – Class C	$13.08
Net assets – Class R	$ 133,381
Shares outstanding – Class R1	10,103
Net asset value per share – Class R	$13.20
Net assets – Class R6	$ 51,724,858
Shares outstanding – Class R6[1]	3,927,419
Net asset value per share – Class R6	$13.17
Net assets – Administrator Class	$ 2,618,161
Shares outstanding – Administrator Class[1]	197,254
Net asset value per share – Administrator Class	$13.27
Net assets – Institutional Class	$ 237,458,986
Shares outstanding – Institutional Class[1]	17,999,768
Net asset value per share – Institutional Class	$13.19
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Emerging Markets Equity Income Fund

Statement of operations—six months ended April 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $685,140)	$ 4,609,352
Income from affiliated securities	1,422
Total investment income	4,610,774
Expenses
Management fee	2,151,393
Administration fees
Class A	105,731
Class C	9,690
Class R	132
Class R6	9,543
Administrator Class	2,413
Institutional Class	151,066
Shareholder servicing fees
Class A	125,870
Class C	11,529
Class R	157
Administrator Class	4,478
Distribution fees
Class C	34,588
Class R	143
Custody and accounting fees	52,246
Professional fees	24,472
Registration fees	41,390
Shareholder report expenses	19,922
Trustees’ fees and expenses	9,610
Other fees and expenses	14,838
Total expenses	2,769,211
Less: Fee waivers and/or expense reimbursements
Fund-level	(42,450)
Class A	(14,017)
Class C	(718)
Class R	(1)
Administrator Class	(466)
Institutional Class	(23,161)
Net expenses	2,688,398
Net investment income	1,922,376
Realized and unrealized gains (losses) on investments
Net realized gains on investments	48,154,687
Net change in unrealized gains (losses) on investments	51,507,458
Net realized and unrealized gains (losses) on investments	99,662,145
Net increase in net assets resulting from operations	$101,584,521
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  13

Statement of changes in net assets

	Six months ended April 30, 2021 (unaudited)		Year ended October 31, 2020
Operations
Net investment income		$ 1,922,376		$ 9,934,893
Payment from affiliate		0		307
Net realized gains (losses) on investments		48,154,687		(68,712,761)
Net change in unrealized gains (losses) on investments		51,507,458		(850,161)
Net increase (decrease) in net assets resulting from operations		101,584,521		(59,627,722)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(400,754)		(1,690,538)
Class C		(5,796)		(134,238)
Class R		(362)		(1,874)
Class R6		(374,554)		(1,983,911)
Administrator Class		(17,748)		(93,407)
Institutional Class		(1,306,351)		(6,887,065)
Total distributions to shareholders		(2,105,565)		(10,791,033)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	306,390	3,898,121	945,688	9,718,414
Class C	22,270	280,265	45,343	480,559
Class R	1,225	15,472	2,230	22,366
Class R6	159,178	1,995,154	867,814	8,492,106
Administrator Class	5,905	78,000	41,458	415,898
Institutional Class	2,223,443	28,665,041	9,817,292	95,360,951
		34,932,053		114,490,294
Reinvestment of distributions
Class A	30,975	384,708	157,763	1,629,799
Class C	471	5,588	11,657	121,723
Class R	21	262	126	1,312
Class R6	23,093	285,755	161,975	1,682,407
Administrator Class	1,321	16,461	8,405	88,277
Institutional Class	98,891	1,235,430	609,531	6,435,859
		1,928,204		9,959,377
Payment for shares redeemed
Class A	(751,892)	(9,597,411)	(2,941,319)	(30,083,007)
Class C	(139,207)	(1,750,369)	(430,818)	(4,341,892)
Class R	(650)	(8,315)	(1,347)	(13,873)
Class R6	(3,412,975)	(42,894,405)	(1,305,123)	(13,709,656)
Administrator Class	(178,908)	(2,280,148)	(163,206)	(1,666,880)
Institutional Class	(3,913,673)	(50,198,092)	(34,467,483)	(335,110,233)
		(106,728,740)		(384,925,541)
Net asset value of shares issued in acquisition
Class A	0	0	8,175,872	91,018,144
Class C	0	0	94,417	1,044,435
Administrator Class	0	0	67,995	763,172
Institutional Class	0	0	1,739,066	19,405,947
		0		112,231,698
Net decrease in net assets resulting from capital share transactions		(69,868,483)		(148,244,172)
Total increase (decrease) in net assets		29,610,473		(218,662,927)
Net assets
Beginning of period		372,641,793		591,304,720
End of period		$ 402,252,266		$ 372,641,793
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.33	$11.21	$10.33	$11.68	$10.27	$9.97
Net investment income	0.05	0.20	0.24	0.27	0.18 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	2.83	(0.85)	0.86	(1.36)	1.43	0.29
Total from investment operations	2.88	(0.65)	1.10	(1.09)	1.61	0.52
Distributions to shareholders from
Net investment income	(0.05)	(0.23)	(0.22)	(0.26)	(0.20)	(0.22)
Net asset value, end of period	$13.16	$10.33	$11.21	$10.33	$11.68	$10.27
Total return[2]	27.91%	(5.83)%	10.78%	(9.47)%	15.79%	5.29%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.65%	1.69%	1.67%	1.68%	1.79%
Net expenses	1.54%	1.52%	1.62%	1.62%	1.63%	1.65%
Net investment income	0.72%	2.10%	2.12%	2.30%	1.72%	2.34%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$101,469	$83,889	$20,017	$19,684	$22,774	$26,459

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.26	$11.15	$10.27	$11.63	$10.23	$9.94
Net investment income (loss)	(0.02)	0.11	0.15	0.18	0.13	0.16 [1]
Net realized and unrealized gains (losses) on investments	2.85	(0.85)	0.87	(1.35)	1.39	0.28
Total from investment operations	2.83	(0.74)	1.02	(1.17)	1.52	0.44
Distributions to shareholders from
Net investment income	(0.01)	(0.15)	(0.14)	(0.19)	(0.12)	(0.15)
Net asset value, end of period	$13.08	$10.26	$11.15	$10.27	$11.63	$10.23
Total return[2]	27.44%	(6.69)%	10.01%	(10.20)%	14.91%	4.53%
Ratios to average net assets (annualized)
Gross expenses	2.34%	2.40%	2.44%	2.42%	2.42%	2.54%
Net expenses	2.30%	2.31%	2.37%	2.37%	2.38%	2.40%
Net investment income (loss)	(0.05)%	1.03%	1.30%	1.53%	1.18%	1.62%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$8,847	$8,138	$11,958	$13,896	$16,898	$13,327

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.36	$11.22	$10.34	$11.71	$10.30	$9.99
Net investment income	0.03	0.17	0.20	0.24	0.18	0.20 [1]
Payment from affiliate	0.00	0.03	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	2.85	(0.85)	0.88	(1.37)	1.40	0.30
Total from investment operations	2.88	(0.65)	1.08	(1.13)	1.58	0.50
Distributions to shareholders from
Net investment income	(0.04)	(0.21)	(0.20)	(0.24)	(0.17)	(0.19)
Net asset value, end of period	$13.20	$10.36	$11.22	$10.34	$11.71	$10.30
Total return[2]	27.67%	(5.82)% [3]	10.61%	(9.70)%	15.39%	5.13%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.84%	1.93%	1.94%	1.91%	2.04%
Net expenses	1.80%	1.78%	1.87%	1.87%	1.87%	1.90%
Net investment income	0.47%	1.65%	1.97%	2.64%	1.69%	2.08%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$133	$98	$95	$92	$32	$28

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.29% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.33	$11.23	$10.34	$11.69	$10.29	$9.97
Net investment income	0.07 [1]	0.23	0.31 [1]	0.32	0.33 [1]	0.30 [1]
Net realized and unrealized gains (losses) on investments	2.85	(0.87)	0.85	(1.35)	1.32	0.27
Total from investment operations	2.92	(0.63)	1.16	(1.03)	1.65	0.57
Distributions to shareholders from
Net investment income	(0.08)	(0.27)	(0.27)	(0.32)	(0.25)	(0.25)
Net asset value, end of period	$13.17	$10.33	$11.23	$10.34	$11.69	$10.29
Total return[2]	28.16%	(5.60)%	11.34%	(9.05)%	16.25%	5.90%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.22%	1.26%	1.24%	1.20%	1.36%
Net expenses	1.14%	1.16%	1.17%	1.17%	1.17%	1.20%
Net investment income	1.14%	2.27%	2.81%	2.58%	2.96%	3.03%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$51,725	$73,969	$83,481	$36,597	$57,765	$2,592

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.41	$11.31	$10.41	$11.76	$10.32	$10.00
Net investment income	0.05 [1]	0.20 [1]	0.25 [1]	0.22 [1]	0.18 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	2.87	(0.87)	0.89	(1.29)	1.46	0.29
Total from investment operations	2.92	(0.67)	1.14	(1.07)	1.64	0.54
Distributions to shareholders from
Net investment income	(0.06)	(0.23)	(0.24)	(0.28)	(0.20)	(0.22)
Net asset value, end of period	$13.27	$10.41	$11.31	$10.41	$11.76	$10.32
Total return[2]	27.92%	(5.89)%	11.01%	(9.29)%	15.99%	5.56%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.56%	1.61%	1.57%	1.58%	1.71%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.79%	1.92%	2.24%	1.86%	1.73%	2.54%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$2,618	$3,842	$4,686	$4,758	$13,940	$50,970

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Equity Income Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.35	$11.24	$10.35	$11.70	$10.30	$9.98
Net investment income	0.06	0.19 [1]	0.28	0.32	0.25	0.27 [1]
Net realized and unrealized gains (losses) on investments	2.85	(0.82)	0.87	(1.36)	1.39	0.30
Total from investment operations	2.91	(0.63)	1.15	(1.04)	1.64	0.57
Distributions to shareholders from
Net investment income	(0.07)	(0.26)	(0.26)	(0.31)	(0.24)	(0.25)
Net asset value, end of period	$13.19	$10.35	$11.24	$10.35	$11.70	$10.30
Total return[2]	28.04%	(5.63)%	11.24%	(9.11)%	16.11%	5.84%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.33%	1.36%	1.34%	1.33%	1.45%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.23%	1.25%
Net investment income	1.02%	1.85%	2.54%	2.73%	2.32%	2.75%
Supplemental data
Portfolio turnover rate	39%	92%	73%	69%	80%	64%
Net assets, end of period (000s omitted)	$237,459	$202,705	$471,068	$452,650	$514,624	$426,801

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Income Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
This shareholder report is not asking you for a proxy. A separate proxy statement with more detailed information about the transaction will be provided to Fund shareholders and should be reviewed carefully.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.

Wells Fargo Emerging Markets Equity Income Fund  |  21

Notes to financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

22  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
As of April 30, 2021, the aggregate cost of all investments for federal income tax purposes was $290,882,381 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$104,296,203
Gross unrealized losses	(694,498)
Net unrealized gains	$103,601,705
As of October 31, 2020, the Fund had capital loss carryforwards which consisted of $47,302,017 in short-term capital losses and $41,827,233 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Emerging Markets Equity Income Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 16,290,685	$ 0	$0	$ 16,290,685
Cambodia	1,542,377	0	0	1,542,377
Chile	1,795,559	0	0	1,795,559
China	107,451,395	0	0	107,451,395
Hong Kong	19,242,352	0	0	19,242,352
India	38,683,785	0	0	38,683,785
Indonesia	4,747,305	0	0	4,747,305
Malaysia	1,771,431	0	0	1,771,431
Mexico	5,676,187	0	0	5,676,187
Peru	4,354,436	0	0	4,354,436
Philippines	1,825,425	0	0	1,825,425
Poland	2,201,999	0	0	2,201,999
Qatar	2,626,403	0	0	2,626,403
Russia	16,561,009	0	0	16,561,009
Saudi Arabia	6,936,164	0	0	6,936,164
Singapore	3,122,476	0	0	3,122,476
South Africa	18,281,625	0	0	18,281,625
South Korea	48,092,385	0	0	48,092,385
Taiwan	0	61,482,496	0	61,482,496
Thailand	10,024,242	0	0	10,024,242
United Arab Emirates	0	2,069,462	0	2,069,462
Preferred stocks
Brazil	2,094,800	0	0	2,094,800
South Korea	11,818,009	0	0	11,818,009
Short-term investments
Investment companies	5,792,079	0	0	5,792,079
Total assets	$330,932,128	$63,551,958	$0	$394,484,086
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

24  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2021, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through February 28, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Wells Fargo Emerging Markets Equity Income Fund  |  25

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.55%
Class C	2.30
Class R	1.80
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2021, Funds Distributor received $1,067 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class R of the Fund was reimbursed by Funds Management in the amount of $307. The reimbursement made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2021 were $149,415,696 and $221,031,685, respectively.
6. ACQUISITION
After the close of business on December 6, 2019, the Fund acquired the net assets of Wells Fargo Asia Pacific Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Wells Fargo Asia Pacific Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Asia Pacific Fund for 10,077,350 shares of the Fund valued at $112,231,698 at an exchange ratio of 1.01, 0.96, 0.99, and 0.98 for Class A, Class C, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Asia Pacific Fund with a fair value of $112,424,413, identified cost of $111,732,421 and unrealized gains of $691,992 at December 6, 2019 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Asia Pacific Fund and the Fund immediately prior to the acquisition were $112,231,698 and $583,919,847, respectively. The aggregate net assets of the Fund immediately after the acquisition were $696,151,545. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Asia Pacific Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

26  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
Assuming the acquisition had been completed November 1, 2019, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended October 31, 2020 would have been as follows (unaudited):
Net investment income	$ 9,980,239
Net realized and unrealized gains (losses) on investments	(52,952,460)
Net decrease in net assets resulting from operations	$(42,972,221)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector and China and Hong Kong. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Emerging Markets Equity Income Fund  |  27

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2020. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,690,944	$0.0469	100%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Emerging Markets Equity Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Emerging Markets Equity Income Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Emerging Markets Equity Income Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Emerging Markets Equity Income Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0521-00322 06-21
SA262/SAR262 04-21

Semi-Annual Report
April 30, 2021
Wells Fargo
Global Small Cap Fund

Reduce clutter.
Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of April 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Global Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Global Small Cap Fund for the six-month period that ended April 30, 2021. Global stocks continued to rally as the global economy continued to work through the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with global bonds, municipal bonds, and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 28.85%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 27.40%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 22.95% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned -1.52%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 returned 0.68%, the Bloomberg Barclays Municipal Bond Index,6 returned 2.62%, and the ICE BofA U.S. High Yield Index,7 returned 8.12%.
Hope drove the stock markets to new highs.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced information technology (IT) stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Global Small Cap Fund

Letter to shareholders (unaudited)
The calendar year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the U.S., positive news on vaccine trials and January's expansion in both the manufacturing and services sectors were offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude-oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value continued its outperformance of growth in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even within markets where the vaccine has lagged, such as the eurozone and Japan, equity indexes in many of those countries are also in positive territory this year.
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 billion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Global Small Cap Fund  |  3

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Stephen Giggie, CFA®‡, Oleg Makhorine, Brian Martin, CFA®‡, James M. Tringas, CFA®‡, Bryant VanCronkhite, CFA®‡, CPA

Average annual total returns (%) as of April 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKGAX)	3-16-1988	48.01	13.09	8.48	57.04	14.44	9.12	1.54	1.54
Class C (EKGCX)	2-1-1993	55.25	13.64	8.33	56.25	13.64	8.33	2.29	2.29
Administrator Class (EKGYX)	1-13-1997	–	–	–	57.32	14.61	9.29	1.46	1.40
Institutional Class (EKGIX)	7-30-2010	–	–	–	57.63	14.88	9.56	1.21	1.15
S&P Developed SmallCap Index[3]	–	–	–	–	65.07	13.86	10.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through February 28, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Wells Fargo Global Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2021[1]
Novanta Incorporated	4.03
Helen of Troy Limited	3.86
Innospec Incorporated	3.80
Denny’s Corporation	3.24
Mayville Engineering Company	2.86
CBIZ Incorporated	2.67
S4 Capital plc	2.50
Central Garden & Pet Company Class A	2.49
Balchem Corporation	2.39
CSW Industrials Incorporated	2.29
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Global Small Cap Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2020	Ending account value 4-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,410.63	$ 8.97	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$ 7.50	1.50%
Class C
Actual	$1,000.00	$1,404.74	$13.42	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23	2.25%
Administrator Class
Actual	$1,000.00	$1,411.05	$ 8.37	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$ 7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,412.75	$ 6.88	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$ 5.76	1.15%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Global Small Cap Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.20%
Australia: 4.47%
Ansell Limited (Health care, Health care equipment & supplies)	179,676	$ 5,849,352
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †«	2,557,223	3,309,528
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	24,681	2,027,738
Inghams Group Limited (Consumer staples, Food products)	346,046	871,705
Orora Limited (Materials, Containers & packaging)	472,937	1,158,560
		13,216,883
Austria: 0.61%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	8,653	1,795,569
Belgium: 1.35%
Barco NV (Information technology, Electronic equipment, instruments & components)	156,331	3,980,757
Canada: 4.80%
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	90,419	11,909,086
Primo Water Corporation (Consumer staples, Beverages)	136,835	2,286,613
		14,195,699
Denmark: 0.48%
SimCorp AS (Information technology, Software) ♦	10,732	1,418,978
France: 2.80%
Alten SA (Information technology, IT services) †	45,701	5,719,672
M6 Métropole Télévision SA (Communication services, Media)	90,713	2,015,423
Mersen SA (Industrials, Electrical equipment) †	15,767	547,825
		8,282,920
Germany: 4.33%
Cancom SE (Information technology, IT services)	27,944	1,725,473
Gerresheimer AG (Health care, Life sciences tools & services)	46,517	5,002,495
Krones AG (Industrials, Machinery)	20,928	1,824,149
TAG Immobilien AG (Real estate, Real estate management & development)	136,860	4,230,321
		12,782,438
Ireland: 0.80%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	1,202,337	2,350,398
Italy: 2.91%
De'Longhi SpA (Consumer discretionary, Household durables)	51,306	2,244,014
GVS SpA (Industrials, Machinery) †	190,153	3,314,865
Interpump Group SpA (Industrials, Machinery)	57,040	3,037,931
		8,596,810
Japan: 9.10%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	92,800	2,831,805
Daiseki Company Limited (Industrials, Commercial services & supplies)	86,500	3,252,951
DTS Corporation (Information technology, IT services)	159,200	3,736,371
Fuji Seal International Incorporated (Materials, Containers & packaging)	125,600	2,789,196
Horiba Limited (Information technology, Electronic equipment, instruments & components)	24,300	1,580,867
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Meitec Corporation (Industrials, Professional services)	51,400	$ 2,854,772
Nihon Parkerizing Company Limited (Materials, Chemicals)	255,100	2,464,870
ORIX JREIT Incorporated (Real estate, Equity REITs)	1,685	2,972,532
San-A Company Limited (Consumer staples, Food & staples retailing)	29,800	1,142,483
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	167,600	2,166,884
Taikisha Limited (Industrials, Construction & engineering)	40,400	1,086,797
		26,879,528
Luxembourg: 0.26%
Stabilus SA (Industrials, Machinery)	9,925	775,601
Netherlands: 0.41%
Brunel International NV (Consumer discretionary, Professional services) †	44,684	598,456
TKH Group NV (Industrials, Electrical equipment)	12,645	604,449
		1,202,905
Norway: 0.52%
Atea ASA (Information technology, IT services)	80,475	1,542,985
Spain: 1.88%
Vidrala SA (Materials, Containers & packaging)	14,767	1,661,739
Viscofan SA (Consumer staples, Food products)	56,838	3,888,174
		5,549,913
Sweden: 1.89%
AAK AB (Consumer staples, Food products)	102,574	2,351,839
Hexpol AB (Materials, Chemicals)	106,559	1,309,716
Loomis AB (Industrials, Commercial services & supplies) «	58,521	1,921,078
		5,582,633
Switzerland: 0.95%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,487	1,078,452
Bucher Industries AG (Industrials, Machinery)	3,306	1,734,722
		2,813,174
United Kingdom: 9.31%
Britvic plc (Consumer staples, Beverages)	348,749	4,250,470
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	456,335	2,411,226
Elementis plc (Materials, Chemicals) †	1,032,539	2,133,281
Mears Group plc (Industrials, Commercial services & supplies) †	108,042	290,962
Micro Focus International plc (Information technology, Software)	150,922	1,079,671
Morgan Advanced Materials plc (Industrials, Machinery)	290,463	1,189,391
S4 Capital plc (Communication services, Media) †	957,334	7,390,682
Samarkand Group plc (Information technology, IT services) †	600,000	1,286,448
ScION Tech Growth I (Information technology, IT services) †	95,400	963,540
Spectris plc (Information technology, Electronic equipment, instruments & components)	102,390	4,601,340
Tate & Lyle plc (Consumer staples, Food products)	171,527	1,895,098
		27,492,109
United States: 50.33%
Acies Acquisition Corporation (Financials, Diversified financial services) †	13,500	135,000
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Global Small Cap Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
United States: (continued)
Balchem Corporation (Materials, Chemicals)	55,600	$ 7,071,764
Blackbaud Incorporated (Information technology, Software) †	50,000	3,556,000
Bottomline Technologies (DE) Incorporated (Information technology, Software) †	82,600	4,011,056
Brooks Automation Incorporated (Information technology, Semiconductors & semiconductor equipment)	20,100	2,036,733
CBIZ Incorporated (Industrials, Professional services) †	234,939	7,891,601
Central Garden & Pet Company Class A (Consumer staples, Household products) †	149,046	7,343,496
CSW Industrials Incorporated (Industrials, Building products)	49,863	6,751,949
CyberArk Software Limited (Information technology, Software) †	23,600	3,315,800
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	505,354	9,571,405
DSP Group Incorporated (Information technology, Semiconductors & semiconductor equipment) †	139,400	1,936,266
E2open Parent Holding Incorporated (Information technology, Software) †«	362,590	3,966,735
Empower Limited Class A (Financials, Diversified financial services) †	232,082	2,318,499
EnPro Industries Incorporated (Industrials, Machinery)	47,800	4,094,070
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	51,440	3,901,467
Gibraltar Industries Incorporated (Industrials, Building products) †	56,300	5,171,718
Global Blue Group Holding AG (Information technology, IT services) ♦†	225,000	2,308,500
Helen of Troy Limited (Consumer discretionary, Household durables) †	54,000	11,405,340
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	29,540	6,152,296
Innospec Incorporated (Materials, Chemicals)	115,316	11,232,932
ManTech International Corporation Class A (Industrials, Professional services)	20,600	1,758,210
Mayville Engineering Company (Industrials, Machinery) †	540,900	8,443,449
Natus Medical Incorporated (Health care, Health care equipment & supplies) †	168,700	4,310,285
Neogen Corporation (Health care, Health care equipment & supplies) †	47,100	4,522,071
Owens & Minor Incorporated (Health care, Health care providers & services)	84,363	3,044,661
PAE Incorporated (Industrials, Aerospace & defense) †	218,700	1,961,739
Poema Global Holdings Corporation (Financials, Diversified financial services) †	115,000	1,161,500
Progress Software Corporation (Information technology, Software)	110,500	4,824,430
Rogers Corporation (Information technology, Electronic equipment, instruments & components) †	9,500	1,860,480
Standex International Corporation (Industrials, Machinery)	22,551	2,138,286
Stepan Company (Materials, Chemicals)	36,600	4,782,156
Tailwind International Acquisition Corporation (Financials, Diversified financial services) †	49,569	495,194
Telos Corporation (Information technology, Software) †	9,623	319,291
Tupperware Brands Corporation (Consumer discretionary, Household durables) †	98,607	2,403,053
UFP Industries Incorporated (Industrials, Building products)	12,300	1,033,692
Vesper Healthcare Acquisition Corporation (Consumer discretionary, Health care providers & services) †«	128,085	1,481,943
		148,713,067
Total Common stocks (Cost $207,876,482)		287,172,367
Other instruments: 0.00%
Acies Acquisition Corporation (Acquired 2-1-2021, commitment amount $1,500,000, cost $0) ♦‡†>=	150,000	0
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  9

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Other instruments: 0.00% (continued)
Fortress Value Acquisition Corporation (Acquired 2-19-2021, commitment amount $2,713,000, cost $0) ♦‡†>=	271,300	$ 0
Tailwind Acquisition Corporation (Acquired 3-1-2021, commitment amount $1,500,000 cost $0) ♦‡†>=	150,000	0
Total Other instruments (Cost $0)		0

		Yield
Short-term investments: 5.65%
Investment companies: 5.65%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	8,360,410	8,360,410
Wells Fargo Government Money Market Fund Select Class ♠∞#		0.03	8,338,035	8,338,035
Total Short-term investments (Cost $16,698,445)				16,698,445
Total investments in securities (Cost $224,574,927)	102.85%			303,870,812
Other assets and liabilities, net	(2.85)			(8,423,320)
Total net assets	100.00%			$295,447,492

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $5,713,000), representing 0.00% of its net assets as of period end.
=	All or a portion of the position represents an unfunded purchase commitment. The Fund held securities with an aggregate unfunded commitment amount of $5,713,000 representing 1.93% of its net assets as of period end.
#	All or a portion of this security is segregated as collateral for investments in unfunded restricted securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$1,400,775	$25,779,092	$(18,819,457)	$0	$0	$ 8,360,410		8,360,410	$ 857#
Wells Fargo Government Money Market Fund Select Class	1,627,131	62,911,024	(56,200,120)	0	0	8,338,035		8,338,035	1,262
				$0	$0	$16,698,445	5.65%		$2,119

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Global Small Cap Fund

Statement of assets and liabilities—April 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $7,956,438 of securities loaned), at value (cost $207,876,482)	$ 287,172,367
Investments in affiliated securites, at value (cost $16,698,445)	16,698,445
Cash	83,912
Foreign currency, at value (cost $1,224,813)	1,224,919
Receivable for dividends	649,161
Receivable for Fund shares sold	262,304
Receivable for securities lending income, net	2,568
Prepaid expenses and other assets	25,575
Total assets	306,119,251
Liabilities
Payable upon receipt of securities loaned	8,357,783
Payable for investments purchased	1,605,782
Payable for Fund shares redeemed	248,514
Management fee payable	247,306
Administration fees payable	45,025
Distribution fee payable	3,448
Trustees’ fees and expenses payable	2,041
Accrued expenses and other liabilities	161,860
Total liabilities	10,671,759
Total net assets	$295,447,492
Net assets consist of
Paid-in capital	$ 191,058,518
Total distributable earnings	104,388,974
Total net assets	$295,447,492
Computation of net asset value and offering price per share
Net assets – Class A	$ 153,145,974
Shares outstanding – Class A1	2,944,864
Net asset value per share – Class A	$52.00
Maximum offering price per share – Class A2	$55.17
Net assets – Class C	$ 5,145,964
Shares outstanding – Class C1	149,755
Net asset value per share – Class C	$34.36
Net assets – Administrator Class	$ 27,281,476
Shares outstanding – Administrator Class[1]	497,002
Net asset value per share – Administrator Class	$54.89
Net assets – Institutional Class	$ 109,874,078
Shares outstanding – Institutional Class[1]	2,007,639
Net asset value per share – Institutional Class	$54.73
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  11

Statement of operations—six months ended April 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $88,208)	$ 1,307,674
Income from affiliated securities	12,779
Total investment income	1,320,453
Expenses
Management fee	1,306,582
Administration fees
Class A	148,852
Class C	5,392
Administrator Class	16,281
Institutional Class	67,030
Shareholder servicing fees
Class A	177,204
Class C	6,419
Administrator Class	31,234
Distribution fee
Class C	19,258
Custody and accounting fees	31,916
Professional fees	29,764
Registration fees	22,772
Shareholder report expenses	17,310
Trustees’ fees and expenses	9,610
Other fees and expenses	11,967
Total expenses	1,901,591
Less: Fee waivers and/or expense reimbursements
Fund-level	(6,773)
Class A	(420)
Administrator Class	(1,319)
Institutional Class	(5,035)
Net expenses	1,888,044
Net investment loss	(567,591)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	30,026,744
Net change in unrealized gains (losses) on investments	60,585,917
Net realized and unrealized gains (losses) on investments	90,612,661
Net increase in net assets resulting from operations	$90,045,070
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Global Small Cap Fund

Statement of changes in net assets
	Global Small Cap
	Six months ended April 30, 2021 (unaudited)		Year ended October 31, 2020
Operations
Net investment loss		$ (567,591)		$ (330,379)
Payment from affiliate		0		31,816
Net realized gains (losses) on investments		30,026,744		(2,457,998)
Net change in unrealized gains (losses) on investments		60,585,917		(10,036,656)
Net increase (decrease) in net assets resulting from operations		90,045,070		(12,793,217)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,017,486)
Class C		0		(322,666)
Administrator Class		0		(1,051,538)
Institutional Class		0		(4,699,341)
Total distributions to shareholders		0		(12,091,031)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	107,589	4,922,401	99,738	3,668,097
Class C	1,579	48,008	38,536	1,005,317
Administrator Class	46,478	2,336,399	77,261	2,930,808
Institutional Class	129,522	6,508,270	638,138	25,177,197
		13,815,078		32,781,419
Reinvestment of distributions
Class A	0	0	138,110	5,585,707
Class C	0	0	11,409	301,552
Administrator Class	0	0	24,314	1,036,690
Institutional Class	0	0	107,830	4,582,469
		0		11,506,418
Payment for shares redeemed
Class A	(233,576)	(10,997,497)	(704,685)	(25,380,114)
Class C	(79,838)	(2,252,602)	(105,548)	(2,603,717)
Administrator Class	(67,628)	(3,327,265)	(171,844)	(6,616,175)
Institutional Class	(375,818)	(18,115,600)	(973,251)	(36,235,708)
		(34,692,964)		(70,835,714)
Net decrease in net assets resulting from capital share transactions		(20,877,886)		(26,547,877)
Total increase (decrease) in net assets		69,167,184		(51,432,125)
Net assets
Beginning of period		226,280,308		277,712,433
End of period		$295,447,492		$226,280,308
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$36.87	$39.97	$39.97	$45.81	$38.61	$37.23
Net investment income (loss)	(0.13) [1]	(0.10) [1]	0.18 [1]	0.10	0.21 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	15.26	(1.29)	3.26	(0.72)	9.68	2.92
Total from investment operations	15.13	(1.39)	3.44	(0.62)	9.89	3.18
Distributions to shareholders from
Net investment income	0.00	(0.54)	(0.03)	(0.22)	(0.34)	(0.21)
Net realized gains	0.00	(1.17)	(3.41)	(5.00)	(2.35)	(1.59)
Total distributions to shareholders	0.00	(1.71)	(3.44)	(5.22)	(2.69)	(1.80)
Net asset value, end of period	$52.00	$36.87	$39.97	$39.97	$45.81	$38.61
Total return[2]	41.06%	(3.81)%	9.75%	(1.82)%	26.90%	9.12%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.54%	1.53%	1.54%	1.54%	1.55%
Net expenses	1.50%	1.53%	1.53%	1.54%	1.54%	1.55%
Net investment income (loss)	(0.54)%	(0.27)%	0.47%	0.16%	0.52%	0.73%
Supplemental data
Portfolio turnover rate	29%	65%	62%	51%	70%	70%
Net assets, end of period (000s omitted)	$153,146	$113,234	$141,388	$132,906	$155,828	$138,805

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Global Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.46	$26.68	$28.02	$33.65	$28.98	$28.39
Net investment loss	(0.20) [1]	(0.25) [1]	(0.07) [1]	(0.20)	(0.06) [1]	(0.01) [1]
Payment from affiliate	0.00	0.07	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	10.10	(0.87)	2.14	(0.43)	7.15	2.19
Total from investment operations	9.90	(1.05)	2.07	(0.63)	7.09	2.18
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.07)	0.00
Net realized gains	0.00	(1.17)	(3.41)	(5.00)	(2.35)	(1.59)
Total distributions to shareholders	0.00	(1.17)	(3.41)	(5.00)	(2.42)	(1.59)
Net asset value, end of period	$34.36	$24.46	$26.68	$28.02	$33.65	$28.98
Total return[2]	40.47%	(4.25)% [3]	8.90%	(2.56)%	25.95%	8.31%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.29%	2.28%	2.29%	2.29%	2.30%
Net expenses	2.25%	2.28%	2.28%	2.29%	2.29%	2.30%
Net investment loss	(1.29)%	(1.00)%	(0.26)%	(0.59)%	(0.20)%	(0.02)%
Supplemental data
Portfolio turnover rate	29%	65%	62%	51%	70%	70%
Net assets, end of period (000s omitted)	$5,146	$5,576	$7,567	$26,167	$31,487	$32,863

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$38.90	$42.06	$41.90	$47.78	$40.15	$38.65
Net investment income (loss)	(0.11) [1]	(0.05) [1]	0.25 [1]	0.14 [1]	0.29 [1]	0.41
Payment from affiliate	0.00	0.03	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	16.10	(1.36)	3.42	(0.73)	10.07	2.95
Total from investment operations	15.99	(1.38)	3.67	(0.59)	10.36	3.36
Distributions to shareholders from
Net investment income	0.00	(0.61)	(0.10)	(0.29)	(0.38)	(0.27)
Net realized gains	0.00	(1.17)	(3.41)	(5.00)	(2.35)	(1.59)
Total distributions to shareholders	0.00	(1.78)	(3.51)	(5.29)	(2.73)	(1.86)
Net asset value, end of period	$54.89	$38.90	$42.06	$41.90	$47.78	$40.15
Total return[2]	41.11%	(3.61)% [3]	9.90%	(1.68)%	27.04%	9.30%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.46%	1.45%	1.46%	1.46%	1.47%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.44)%	(0.13)%	0.63%	0.30%	0.68%	0.90%
Supplemental data
Portfolio turnover rate	29%	65%	62%	51%	70%	70%
Net assets, end of period (000s omitted)	$27,281	$20,157	$24,746	$27,965	$30,327	$30,832

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Global Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$38.74	$41.92	$41.80	$47.68	$40.08	$38.63
Net investment income (loss)	(0.06)	0.02	0.36	0.25	0.38	0.45
Net realized and unrealized gains (losses) on investments	16.05	(1.31)	3.39	(0.74)	10.06	3.00
Total from investment operations	15.99	(1.29)	3.75	(0.49)	10.44	3.45
Distributions to shareholders from
Net investment income	0.00	(0.72)	(0.22)	(0.39)	(0.49)	(0.41)
Net realized gains	0.00	(1.17)	(3.41)	(5.00)	(2.35)	(1.59)
Total distributions to shareholders	0.00	(1.89)	(3.63)	(5.39)	(2.84)	(2.00)
Net asset value, end of period	$54.73	$38.74	$41.92	$41.80	$47.68	$40.08
Total return[1]	41.28%	(3.42)%	10.17%	(1.45)%	27.38%	9.56%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.21%	1.20%	1.21%	1.21%	1.22%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.19)%	0.11%	0.86%	0.54%	1.01%	1.20%
Supplemental data
Portfolio turnover rate	29%	65%	62%	51%	70%	70%
Net assets, end of period (000s omitted)	$109,874	$87,313	$104,011	$118,625	$41,087	$12,531

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Global Small Cap Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Small Cap Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
This shareholder report is not asking you for a proxy. A separate proxy statement with more detailed information about the transaction will be provided to Fund shareholders and should be reviewed carefully.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees

18  |  Wells Fargo Global Small Cap Fund

Notes to financial statements (unaudited)
and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward commitments
The Fund may enter into forward commitment agreements, which agreements obligate the Fund, for a set period, to buy a certain amount of a security that may be issued and sold on a private placement basis, at the option of the issuer. The price of a security purchased pursuant to a forward commitment agreement is set at the time of the agreement. There is no assurance that the securities subject to a forward commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. The Fund will record the purchase of a security acquired under a forward commitment agreement, and will reflect the value of the security in the Fund’s net asset value, on the date on which the security can reasonably be expected to be issued.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of

Wells Fargo Global Small Cap Fund  |  19

Notes to financial statements (unaudited)
distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2021, the aggregate cost of all investments for federal income tax purposes was $224,914,985 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$81,015,585
Gross unrealized losses	(2,059,758)
Net unrealized gains	$78,955,827
As of October 31, 2020, the Fund had capital loss carryforwards which consisted of $1,581,392 in long-term capital losses.
As of October 31, 2020, the Fund had a qualified late-year ordinary loss of $201,332 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Global Small Cap Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 13,216,883	$ 0	$0	$ 13,216,883
Austria	1,795,569	0	0	1,795,569
Belgium	3,980,757	0	0	3,980,757
Canada	14,195,699	0	0	14,195,699
Denmark	0	1,418,978	0	1,418,978
France	8,282,920	0	0	8,282,920
Germany	12,782,438	0	0	12,782,438
Ireland	2,350,398	0	0	2,350,398
Italy	8,596,810	0	0	8,596,810
Japan	26,879,528	0	0	26,879,528
Luxembourg	775,601	0	0	775,601
Netherlands	1,202,905	0	0	1,202,905
Norway	1,542,985	0	0	1,542,985
Spain	5,549,913	0	0	5,549,913
Sweden	5,582,633	0	0	5,582,633
Switzerland	2,813,174	0	0	2,813,174
United Kingdom	27,492,109	0	0	27,492,109
United States	146,404,567	2,308,500	0	148,713,067
Other instruments	0	0	0	0
Short-term investments
Investment companies	16,698,445	0	0	16,698,445
Total assets	$300,143,334	$3,727,478	$0	$303,870,812
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830

Wells Fargo Global Small Cap Fund  |  21

Notes to financial statements (unaudited)
For the six months ended April 30, 2021, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through February 28, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.55%
Class C	2.30
Administrator Class	1.40
Institutional Class	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2021, Funds Distributor received $961 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

22  |  Wells Fargo Global Small Cap Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,827,015, $1,827,015 and $(265,070) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended April 30, 2021.
Other transactions
On August 14, 2020, Class C, and Administrator Class of the Fund was reimbursed by Funds Management in the amount of $16,192, and $15,624, respectively. The reimbursement was made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2021 were $76,662,054 and $104,743,564, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$2,136,175	$(2,136,175)	$0
Nomura Securities International Incorporated	3,763,360	(3,763,360)	0
Citigroup Global Markets Incorporated	2,056,903	(2,056,903)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector and in North America and Europe. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

Wells Fargo Global Small Cap Fund  |  23

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Wells Fargo Global Small Cap Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Global Small Cap Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Global Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Global Small Cap Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Global Small Cap Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0521-00323 06-21
SA239/SAR239 04-21

Semi-Annual Report
April 30, 2021
Wells Fargo
International Equity Fund

Reduce clutter.
Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of April 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo International Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo International Equity Fund for the six-month period that ended April 30, 2021. Global stocks continued to rally as the global economy continued to work through the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with global bonds, municipal bonds, and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 28.85%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 27.40%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 22.95% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned -1.52%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 returned 0.68%, the Bloomberg Barclays Municipal Bond Index,6 returned 2.62%, and the ICE BofA U.S. High Yield Index,7 returned 8.12%.
Hope drove the stock markets to new highs.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced information technology (IT) stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo International Equity Fund

Letter to shareholders (unaudited)
The calendar year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the U.S., positive news on vaccine trials and January's expansion in both the manufacturing and services sectors were offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude-oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value continued its outperformance of growth in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even within markets where the vaccine has lagged, such as the eurozone and Japan, equity indexes in many of those countries are also in positive territory this year.
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 billion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo International Equity Fund  |  3

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Venkateshwar (Venk) Lal, Dale A. Winner, CFA®‡

Average annual total returns (%) as of April 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFEAX)	1-20-1998	39.56	6.13	3.30	48.01	7.40	3.92	1.48	1.14
Class C (WFEFX)	3-6-1998	45.83	6.56	3.13	46.83	6.56	3.13	2.23	1.89
Class R (WFERX)	10-10-2003	–	–	–	47.69	7.12	3.66	1.73	1.39
Class R6 (WFEHX)[3]	9-30-2015	–	–	–	48.49	7.73	4.20	1.05	0.79
Administrator Class (WFEDX)	7-16-2010	–	–	–	47.88	7.39	3.92	1.40	1.14
Institutional Class (WFENX)	3-9-1998	–	–	–	48.36	7.67	4.19	1.15	0.84
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	42.98	9.83	4.73	–	–
MSCI ACWI ex USA Value Index (Net)[5]	–	–	–	–	42.94	6.93	2.79	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through February 28, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.14% for Class A, 1.89% for Class C, 1.39% for Class R, 0.79% for Class R6, 1.14% for Administrator Class, and 0.84% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not be included, returns for the Class R6 shares would have been higher.
[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[5]	The MSCI ACWI ex USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries excluding the United States. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Wells Fargo International Equity Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Ten largest holdings (%) as of April 30, 2021[1]
Compagnie de Saint-Gobain SA	3.23
Hana Financial Group Incorporated	2.94
LafargeHolcim Limited	2.84
Hitachi Limited	2.79
Xinyi Glass Holdings Limited	2.72
Mitsubishi UFJ Financial Group Incorporated	2.71
Qantas Airways Limited	2.59
Nomad Foods Limited	2.54
Siam Commercial Bank plc	2.47
Sands China Limited	2.38
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo International Equity Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2020	Ending account value 4-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,307.66	$ 6.47	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$ 5.66	1.13%
Class C
Actual	$1,000.00	$1,301.65	$10.79	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$ 9.44	1.89%
Class R
Actual	$1,000.00	$1,306.30	$ 7.95	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$ 6.95	1.39%
Class R6
Actual	$1,000.00	$1,309.47	$ 4.52	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$ 3.96	0.79%
Administrator Class
Actual	$1,000.00	$1,306.74	$ 6.52	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$ 5.71	1.14%
Institutional Class
Actual	$1,000.00	$1,309.52	$ 4.81	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$ 4.21	0.84%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo International Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 94.78%
Australia: 2.59%
Qantas Airways Limited (Industrials, Airlines) †	3,383,386	$ 12,901,640
Brazil: 0.64%
CPFL Energia SA (Utilities, Electric utilities)	594,400	3,211,613
Canada: 3.21%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance) †	226,600	5,989,695
Lundin Mining Corporation (Materials, Metals & mining)	828,228	10,006,253
		15,995,948
China: 14.94%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	385,572	11,168,446
China Resources Land Limited (Real estate, Real estate management & development)	1,720,000	8,071,063
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	765,501	11,757,830
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	584,151	7,236,558
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	265,506	6,843,298
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,498,800	11,870,325
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	4,028,600	9,169,405
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	6,177,000	8,349,715
		74,466,640
Denmark: 2.29%
Danske Bank AS (Financials, Banks)	600,597	11,415,981
France: 4.15%
Compagnie de Saint-Gobain SA (Industrials, Building products) †	255,347	16,117,019
Faurecia SE (Consumer discretionary, Auto components) †	10,220	550,334
Sanofi SA (Health care, Pharmaceuticals)	38,207	4,008,691
		20,676,044
Germany: 4.39%
Metro AG (Consumer staples, Food & staples retailing)	31,957	349,625
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	9,837	2,846,054
Rheinmetall AG (Industrials, Industrial conglomerates)	90,855	9,470,275
Siemens AG (Industrials, Industrial conglomerates)	36,897	6,157,973
Siemens Energy AG (Industrials, Electrical equipment) †	31,857	1,064,742
Siltronic AG (Information technology, Semiconductors & semiconductor equipment)	11,900	2,005,809
		21,894,478
Hong Kong: 2.72%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	3,822,000	13,555,547
India: 2.31%
Tech Mahindra Limited (Information technology, IT services)	886,131	11,489,287
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Ireland: 1.25%
Greencore Group plc (Consumer staples, Food products) †	2,850,284	$ 6,247,040
Israel: 0.83%
Check Point Software Technologies Limited (Information technology, Software) †	35,490	4,145,587
Italy: 0.46%
Prysmian SpA (Industrials, Electrical equipment)	73,667	2,307,148
Japan: 10.44%
Alps Electric Company Limited (Information technology, Electronic equipment, instruments & components)	549,700	6,659,372
Daiwa Securities Group Incorporated (Financials, Capital markets)	1,925,900	10,257,722
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	282,500	13,909,164
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,550,000	13,486,138
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	231,400	7,696,395
		52,008,791
Luxembourg: 2.01%
ArcelorMittal SA (Materials, Metals & mining) †	342,739	9,992,403
Mexico: 0.28%
Fresnillo plc (Materials, Metals & mining)	121,087	1,377,283
Netherlands: 7.03%
Koninklijke Philips NV (Health care, Health care equipment & supplies) †	155,110	8,742,227
NN Group NV (Financials, Insurance)	216,314	10,810,837
OCI NV (Materials, Chemicals) †	194,563	4,540,257
Stellantis NV (Consumer discretionary, Automobiles)	657,536	10,928,182
		35,021,503
Norway: 2.30%
Den Norske Bank ASA (Financials, Banks)	532,683	11,458,060
Russia: 0.56%
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	329,190	2,788,239
South Korea: 7.93%
Coway Company Limited (Consumer discretionary, Household durables)	124,939	7,514,199
Hana Financial Group Incorporated (Financials, Banks)	357,578	14,674,730
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	6,013	10,949,673
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	23,399	6,384,318
		39,522,920
Switzerland: 2.84%
LafargeHolcim Limited (Materials, Construction materials)	229,733	14,162,570
Thailand: 2.47%
Siam Commercial Bank plc (Financials, Banks)	3,646,300	12,295,833
United Kingdom: 11.69%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	1,989,020	5,993,812
Kingfisher plc (Consumer discretionary, Specialty retail) †	2,294,650	11,322,927
Man Group plc (Financials, Capital markets)	4,887,200	11,349,226
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo International Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Nomad Foods Limited (Consumer staples, Food products) †	433,116	$ 12,629,663
Sensata Technologies Holding plc (Industrials, Electrical equipment) †	93,380	5,391,761
Smiths Group plc (Industrials, Industrial conglomerates)	514,354	11,546,712
		58,234,101
United States: 7.45%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	29,731	5,950,957
Baker Hughes Incorporated (Energy, Energy equipment & services)	196,236	3,940,419
Berry Global Group Incorporated (Materials, Containers & packaging) †	124,696	7,933,160
Gentex Corporation (Consumer discretionary, Auto components)	254,144	8,940,786
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	5,584,200	10,366,472
		37,131,794
Total Common stocks (Cost $394,087,025)		472,300,450

		Yield
Short-term investments: 8.71%
Investment companies: 8.71%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	43,413,575	43,413,575
Total Short-term investments (Cost $43,413,575)				43,413,575
Total investments in securities (Cost $437,500,600)	103.49%			515,714,025
Other assets and liabilities, net	(3.49)			(17,372,703)
Total net assets	100.00%			$498,341,322

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  9

Portfolio of investments—April 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$ 5,759,354	$ (5,759,354)	$0	$0	$ 0		0	$ 84#
Wells Fargo Government Money Market Fund Select Class	2,330,238	252,096,736	(211,013,399)	0	0	43,413,575		43,413,575	1,736
				$0	$0	$43,413,575	8.71%		$1,820

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo International Equity Fund

Statement of assets and liabilities—April 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $394,087,025)	$ 472,300,450
Investments in affiliated securites, at value (cost $43,413,575)	43,413,575
Foreign currency, at value (cost $1,122,493)	1,122,932
Receivable for dividends	6,921,389
Receivable for investments sold	5,236,733
Receivable for Fund shares sold	241,457
Prepaid expenses and other assets	183,618
Total assets	529,420,154
Liabilities
Payable for investments purchased	29,909,198
Payable for Fund shares redeemed	390,845
Management fee payable	287,973
Administration fees payable	63,724
Distribution fees payable	4,968
Trustees’ fees and expenses payable	2,260
Accrued expenses and other liabilities	419,864
Total liabilities	31,078,832
Total net assets	$498,341,322
Net assets consist of
Paid-in capital	$ 451,245,578
Total distributable earnings	47,095,744
Total net assets	$498,341,322
Computation of net asset value and offering price per share
Net assets – Class A	$ 185,581,091
Shares outstanding – Class A1	13,669,851
Net asset value per share – Class A	$13.58
Maximum offering price per share – Class A2	$14.41
Net assets – Class C	$ 7,625,817
Shares outstanding – Class C1	568,051
Net asset value per share – Class C	$13.42
Net assets – Class R	$ 367,074
Shares outstanding – Class R1	26,452
Net asset value per share – Class R	$13.88
Net assets – Class R6	$ 75,057,795
Shares outstanding – Class R6[1]	5,570,174
Net asset value per share – Class R6	$13.47
Net assets – Administrator Class	$ 16,117,577
Shares outstanding – Administrator Class[1]	1,205,657
Net asset value per share – Administrator Class	$13.37
Net assets – Institutional Class	$ 213,591,968
Shares outstanding – Institutional Class[1]	15,868,839
Net asset value per share – Institutional Class	$13.46
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  11

Statement of operations—six months ended April 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $439,229)	$ 2,530,868
Income from affiliated securities	23,157
Total investment income	2,554,025
Expenses
Management fee	1,088,248
Administration fees
Class A	92,056
Class C	6,940
Class R	366
Class R6	7,102
Administrator Class	2,072
Institutional Class	72,083
Shareholder servicing fees
Class A	109,564
Class C	8,256
Class R	416
Administrator Class	3,983
Distribution fees
Class C	24,757
Class R	416
Custody and accounting fees	15,551
Professional fees	29,265
Registration fees	35,783
Shareholder report expenses	29,400
Trustees’ fees and expenses	9,609
Interest expense	1,464
Other fees and expenses	16,273
Total expenses	1,553,604
Less: Fee waivers and/or expense reimbursements
Fund-level	(271,267)
Institutional Class	(48,680)
Net expenses	1,233,657
Net investment income	1,320,368
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	12,024,897
Forward foreign currency contracts	(27,594)
Net realized gains on investments	11,997,303
Net change in unrealized gains (losses) on
Unaffiliated securities	45,996,159
Forward foreign currency contracts	(33,172)
Net change in unrealized gains (losses) on investments	45,962,987
Net realized and unrealized gains (losses) on investments	57,960,290
Net increase in net assets resulting from operations	$59,280,658
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo International Equity Fund

Statement of changes in net assets

	Six months ended April 30, 2021 (unaudited)		Year ended October 31, 2020
Operations
Net investment income		$ 1,320,368		$ 2,835,748
Net realized gains (losses) on investments		11,997,303		(29,559,491)
Net change in unrealized gains (losses) on investments		45,962,987		4,272,662
Net increase (decrease) in net assets resulting from operations		59,280,658		(22,451,081)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(322,278)		(662,605)
Class C		0		(43,116)
Class R		(813)		(3,818)
Class R6		(237,116)		(474,234)
Administrator Class		(2,814)		(8,337)
Institutional Class		(616,157)		(1,471,021)
Total distributions to shareholders		(1,179,178)		(2,663,131)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	310,726	3,974,173	441,187	4,609,759
Class C	18,835	250,834	18,948	217,660
Class R	1,073	13,652	9,052	93,509
Class R6	1,146,569	14,252,503	50,929	509,198
Administrator Class	839,318	10,788,568	2,257	25,149
Institutional Class	1,792,627	23,263,839	1,376,623	14,425,401
		52,543,569		19,880,676
Reinvestment of distributions
Class A	24,095	301,651	55,305	622,252
Class C	0	0	3,189	38,076
Class R	64	811	128	1,574
Class R6	5,871	72,500	20,969	225,470
Administrator Class	207	2,560	705	7,903
Institutional Class	43,875	549,132	118,415	1,298,339
		926,654		2,193,614
Payment for shares redeemed
Class A	(528,033)	(6,773,101)	(1,601,924)	(16,539,389)
Class C	(85,969)	(1,068,775)	(408,169)	(4,212,540)
Class R	(2,532)	(32,826)	(49,772)	(546,039)
Class R6	(1,630,852)	(21,024,403)	(207,377)	(2,240,668)
Administrator Class	(45,562)	(590,366)	(51,651)	(501,027)
Institutional Class	(1,140,069)	(14,340,538)	(6,523,658)	(66,426,216)
		(43,830,009)		(90,465,879)
Net asset value of shares issued in acquisition
Class A	7,842,133	105,650,203	0	0
Class C	73,140	973,663	0	0
Class R6	2,957,505	39,381,406	0	0
Administrator Class	354,359	4,729,637	0	0
Institutional Class	6,852,407	92,322,186	0	0
		243,057,095		0
Net increase (decrease) in net assets resulting from capital share transactions		252,697,309		(68,391,589)
Total increase (decrease) in net assets		310,798,789		(93,505,801)
Net assets
Beginning of period		187,542,533		281,048,334
End of period		$498,341,322		$187,542,533
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.43	$11.38	$11.81	$13.43	$11.07	$11.53
Net investment income	0.06 [1]	0.12	0.24 [1]	0.27	0.22	0.22
Net realized and unrealized gains (losses) on investments	3.14	(0.97)	(0.16)	(1.40)	2.47	(0.54)
Total from investment operations	3.20	(0.85)	0.08	(1.13)	2.69	(0.32)
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.51)	(0.49)	(0.33)	(0.14)
Net asset value, end of period	$13.58	$10.43	$11.38	$11.81	$13.43	$11.07
Total return[2]	30.77%	(7.54)%	0.93%	(8.81)%	24.91%	(2.76)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.48%	1.45%	1.39%	1.47%	1.47%
Net expenses	1.13%	1.13%	1.14%	1.14%	1.14%	1.12%
Net investment income	0.99%	1.12%	2.13%	1.97%	1.82%	2.04%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$185,581	$62,800	$81,110	$91,206	$109,655	$122,248

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.31	$11.28	$11.57	$13.13	$10.82	$11.30
Net investment income (loss)	(0.00) [1]	0.03 [2]	0.12 [2]	0.15	0.14	0.14
Net realized and unrealized gains (losses) on investments	3.11	(0.95)	(0.12)	(1.35)	2.40	(0.53)
Total from investment operations	3.11	(0.92)	0.00	(1.20)	2.54	(0.39)
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.29)	(0.36)	(0.23)	(0.09)
Net asset value, end of period	$13.42	$10.31	$11.28	$11.57	$13.13	$10.82
Total return[3]	30.16%	(8.22)%	0.16%	(9.47)%	23.91%	(3.43)%
Ratios to average net assets (annualized)
Gross expenses	2.17%	2.22%	2.19%	2.14%	2.22%	2.22%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.87%
Net investment income (loss)	(0.05)%	0.28%	1.07%	1.22%	1.26%	1.33%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$7,626	$5,794	$10,700	$22,963	$28,919	$27,508

[1]	Amount is more than $(0.005)
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.65	$11.61	$11.98	$13.58	$11.20	$11.66
Net investment income	0.03 [1]	0.07 [1]	0.22 [1]	0.23 [1]	0.20 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	3.23	(0.97)	(0.15)	(1.41)	2.48	(0.53)
Total from investment operations	3.26	(0.90)	0.07	(1.18)	2.68	(0.34)
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.44)	(0.42)	(0.30)	(0.12)
Net asset value, end of period	$13.88	$10.65	$11.61	$11.98	$13.58	$11.20
Total return[2]	30.63%	(7.84)%	0.79%	(9.03)%	24.47%	(2.94)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.67%	1.64%	1.64%	1.72%	1.72%
Net expenses	1.39%	1.39%	1.37%	1.39%	1.39%	1.37%
Net investment income	0.44%	0.64%	1.88%	1.72%	1.66%	1.77%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$367	$297	$794	$1,404	$1,996	$2,029

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.36	$11.31	$11.79	$13.44	$11.06	$11.49
Net investment income	0.16	0.16	0.35	0.31	0.45	0.24
Net realized and unrealized gains (losses) on investments	3.03	(0.96)	(0.23)	(1.40)	2.27	(0.52)
Total from investment operations	3.19	(0.80)	0.12	(1.09)	2.72	(0.28)
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.60)	(0.56)	(0.34)	(0.15)
Net asset value, end of period	$13.47	$10.36	$11.31	$11.79	$13.44	$11.06
Total return[1]	30.95%	(7.15)%	1.27%	(8.57)%	25.30%	(2.46)%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.05%	1.01%	0.96%	1.03%	1.04%
Net expenses	0.79%	0.79%	0.81%	0.84%	0.84%	0.85%
Net investment income	1.24%	1.51%	2.23%	2.23%	3.55%	2.31%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$75,058	$32,011	$36,505	$63,414	$74,405	$26

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.28	$11.22	$11.62	$13.20	$10.88	$11.33
Net investment income	0.15 [1]	0.10 [1]	0.23 [1]	0.20 [1]	0.21 [1]	0.22
Net realized and unrealized gains (losses) on investments	3.00	(0.94)	(0.14)	(1.31)	2.43	(0.53)
Total from investment operations	3.15	(0.84)	0.09	(1.11)	2.64	(0.31)
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.49)	(0.47)	(0.32)	(0.14)
Net asset value, end of period	$13.37	$10.28	$11.22	$11.62	$13.20	$10.88
Total return[2]	30.67%	(7.54)%	0.98%	(8.79)%	24.84%	(2.71)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.39%	1.36%	1.31%	1.39%	1.38%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.12%
Net investment income	2.22%	0.98%	2.00%	1.53%	1.79%	1.93%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$16,118	$589	$1,189	$5,152	$18,174	$36,032

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.34	$11.29	$11.76	$13.40	$11.05	$11.49
Net investment income	0.07 [1]	0.14 [1]	0.33	0.30 [1]	0.28 [1]	0.23
Net realized and unrealized gains (losses) on investments	3.12	(0.96)	(0.22)	(1.39)	2.43	(0.52)
Total from investment operations	3.19	(0.82)	0.11	(1.09)	2.71	(0.29)
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.58)	(0.55)	(0.36)	(0.15)
Net asset value, end of period	$13.46	$10.34	$11.29	$11.76	$13.40	$11.05
Total return[2]	30.95%	(7.28)%	1.19%	(8.56)%	25.21%	(2.48)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.15%	1.11%	1.06%	1.14%	1.14%
Net expenses	0.84%	0.84%	0.86%	0.89%	0.89%	0.87%
Net investment income	1.05%	1.33%	2.27%	2.31%	2.28%	2.27%
Supplemental data
Portfolio turnover rate	38%	73%	49%	62%	59%	65%
Net assets, end of period (000s omitted)	$213,592	$86,052	$150,749	$243,235	$236,946	$182,639

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo International Equity Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Equity Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
This shareholder report is not asking you for a proxy. A separate proxy statement with more detailed information about the transaction will be provided to Fund shareholders and should be reviewed carefully.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

20  |  Wells Fargo International Equity Fund

Notes to financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Wells Fargo International Equity Fund  |  21

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2021, the aggregate cost of all investments for federal income tax purposes was $441,932,301 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$75,577,854
Gross unrealized losses	(1,796,130)
Net unrealized gains	$73,781,724
As of October 31, 2020, the Fund had capital loss carryforwards which consisted of $16,636,686 in short-term capital losses and $21,103,800 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Wells Fargo International Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 12,901,640	$ 0	$0	$ 12,901,640
Brazil	3,211,613	0	0	3,211,613
Canada	15,995,948	0	0	15,995,948
China	74,466,640	0	0	74,466,640
Denmark	0	11,415,981	0	11,415,981
France	20,676,044	0	0	20,676,044
Germany	21,894,478	0	0	21,894,478
Hong Kong	13,555,547	0	0	13,555,547
India	11,489,287	0	0	11,489,287
Ireland	6,247,040	0	0	6,247,040
Israel	4,145,587	0	0	4,145,587
Italy	2,307,148	0	0	2,307,148
Japan	52,008,791	0	0	52,008,791
Luxembourg	9,992,403	0	0	9,992,403
Mexico	1,377,283	0	0	1,377,283
Netherlands	35,021,503	0	0	35,021,503
Norway	11,458,060	0	0	11,458,060
Russia	2,788,239	0	0	2,788,239
South Korea	39,522,920	0	0	39,522,920
Switzerland	14,162,570	0	0	14,162,570
Thailand	12,295,833	0	0	12,295,833
United Kingdom	58,234,101	0	0	58,234,101
United States	37,131,794	0	0	37,131,794
Short-term investments
Investment companies	43,413,575	0	0	43,413,575
Total assets	$504,298,044	$11,415,981	$0	$515,714,025
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Wells Fargo International Equity Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.800
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2021, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through February 28, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

24  |  Wells Fargo International Equity Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.14%
Class C	1.89
Class R	1.39
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2021, Funds Distributor received $513 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2021 were $224,626,710 and $99,150,879, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2021, the Fund did not have any securities on loan.
7. DERIVATIVE TRANSACTIONS
During the six months ended April 30, 2021, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $1,853,882 in forward foreign currency contracts to buy and $2,040,087 in forward foreign currency contracts to sell during the six months ended April 30, 2021.

Wells Fargo International Equity Fund  |  25

Notes to financial statements (unaudited)
8. ACQUISITIONS
After the close of business on April 23, 2021, the Fund acquired the net assets of Wells Fargo International Value Fund (“International Value Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The Fund became the accounting and performance survivor in the transaction. The acquisition was accomplished by a tax-free exchange of all of the shares of International Value Fund for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of International Value Fund each received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The investment portfolio of International Value Fund with a fair value of $23,947,423 (identified cost of $17,147,723) and $128,870,480 in cash at April 23, 2021 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from International Value Fund were carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
After the close of business on March 26, 2021, the Fund acquired the net assets of Wells Fargo Diversified International Fund (“Diversified International Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The Fund became the accounting and performance survivor in the transaction. The acquisition was accomplished by a tax-free exchange of all of the shares of Diversified International Fund for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of Diversified International Fund each received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Diversified International Fund with a fair value of $85,802,932 and identified cost of $76,000,775 at March 26, 2021 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Diversified International Fund were carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The value of net assets acquired, unrealized gains (losses) acquired, exchange ratio and number of shares issued were as follows:
Acquired fund	Value of net assets acquired	Unrealized gains	Exchange ratio	Number of shares issued
International Value Fund	$156,960,476	$6,799,700	1.12	3,910,472	Class A
			1.11	31,972	Class C
			1.12	871,897	Class R6
			1.15	287,858	Administrator Class
			1.12	6,503,392	Institutional Class
Diversified International Fund	86,096,619	9,802,157	1.00	3,931,661	Class A
			0.93	41,168	Class C
			1.03	2,085,608	Class R6
			1.04	66,501	Administrator Class
			0.95	349,015	Institutional Class
On April 23, 2021, the aggregate net assets of International Value Fund and the Fund immediately prior to the acquisition were $156,960,476 and $343,413,612, respectively. The aggregate net assets of the Fund immediately after the acquisition were $500,374,088.
On March 26, 2021, the aggregate net assets of Diversified International Fund and the Fund immediately prior to the acquisition were $86,096,619 and $246,327,950, respectively. The aggregate net assets of the Fund immediately after the acquisition were $332,424,569.
Assuming the acquisitions had been completed November 1, 2020, the beginning of the reporting period for the Fund, the pro forma results of operations for the six months ended April 30, 2021 would have been as follows (unaudited):
Net investment income	$ 4,346,084
Net realized and unrealized gains (losses) on investments	20,825,139
Net increase in net assets resulting from operations	$25,171,223

26  |  Wells Fargo International Equity Fund

Notes to financial statements (unaudited)
Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Statement of Operations since each transaction date.
9. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
During the six months ended April 30, 2021, the Fund had average borrowings outstanding of $106,861 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $1,464.
10. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
11. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo International Equity Fund  |  27

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2020. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$491,910	$0.0272	100%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo International Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo International Equity Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo International Equity Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo International Equity Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0521-00324 06-21
SA240/SAR240 04-21

Semi-Annual Report
April 30, 2021
Wells Fargo Special
International Small Cap Fund

Reduce clutter.
Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of April 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Special International Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Special International Small Cap Fund for the six-month period that ended April 30, 2021. Global stocks continued to rally as the global economy continued to work through the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with global bonds, municipal bonds, and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 28.85%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 27.40%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 22.95% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned -1.52%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 returned 0.68%, the Bloomberg Barclays Municipal Bond Index,6 returned 2.62%, and the ICE BofA U.S. High Yield Index,7 returned 8.12%.
Hope drove the stock markets to new highs.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced information technology (IT) stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Special International Small Cap Fund

Letter to shareholders (unaudited)
The calendar year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the U.S., positive news on vaccine trials and January's expansion in both the manufacturing and services sectors were offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude-oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value continued its outperformance of growth in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even within markets where the vaccine has lagged, such as the eurozone and Japan, equity indexes in many of those countries are also in positive territory this year.
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 billion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Special International Small Cap Fund  |  3

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Stephen Giggie, CFA®‡, Oleg Makhorine, James Tringas, CFA®‡, Bryant VanCronkhite, CFA®‡, CPA

Average annual total returns (%) as of April 30, 2021
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WICRX)	5-31-2019	52.60	19.85	5.69	0.95
Institutional Class (WICIX)	5-31-2019	52.39	19.73	5.79	1.05
MSCI World ex USA Small Cap Index (Net)[3]	–	53.99	20.53 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, wfam.com..
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through February 28, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.95% for Class R6 and 1.05% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Morgan Stanley Capital International (MSCI) World ex USA Small Cap Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the United States. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Wells Fargo Special International Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2021[1]
Ansell Limited	4.42
Alten SA	4.14
Spectris plc	3.94
S4 Capital plc	3.91
Gerresheimer AG	3.51
TAG Immobilien AG	3.05
Viscofan SA	3.03
Britvic plc	2.99
ORIX JREIT Incorporated	2.87
Nomad Foods Limited	2.81
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Special International Small Cap Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning account value 11-1-2020	Ending account value 4-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$1,331.92	$5.49	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Institutional Class
Actual	$1,000.00	$1,331.60	$6.07	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Special International Small Cap Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.75%
Australia: 8.03%
Ansell Limited (Health care, Health care equipment & supplies)	9,344	$ 304,194
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	866	71,149
Inghams Group Limited (Consumer staples, Food products)	28,577	71,987
Orora Limited (Materials, Containers & packaging)	42,808	104,867
		552,197
Austria: 1.35%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	447	92,756
Belgium: 2.62%
Barco NV (Information technology, Electronic equipment, instruments & components)	7,077	180,206
Canada: 3.45%
ATS Automation Tooling Systems (Industrials, Machinery) †	1,600	38,596
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	6,400	68,626
Primo Water Corporation (Consumer staples, Beverages)	7,800	130,344
		237,566
France: 5.32%
Alten SA (Information technology, IT services) †	2,277	284,976
M6 Métropole Télévision SA (Communication services, Media)	3,657	81,250
		366,226
Germany: 9.31%
Cancom SE (Information technology, IT services)	1,507	93,054
Gerresheimer AG (Health care, Life sciences tools & services)	2,245	241,430
Krones AG (Industrials, Machinery)	1,101	95,967
TAG Immobilien AG (Real estate, Real estate management & development)	6,780	209,569
		640,020
Ireland: 1.00%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	35,117	68,649
Italy: 8.08%
Azimut Holding SpA (Financials, Capital markets)	2,197	52,602
Buzzi Unicem SpA (Materials, Construction materials)	3,188	85,126
De'Longhi SpA (Consumer discretionary, Household durables)	2,492	108,995
GVS SpA (Industrials, Machinery) †	8,353	145,615
Interpump Group SpA (Industrials, Machinery)	3,066	163,294
		555,632
Japan: 20.23%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	5,300	161,730
Daiseki Company Limited (Industrials, Commercial services & supplies)	3,600	135,383
DTS Corporation (Information technology, IT services)	7,200	168,982
Fuji Seal International Incorporated (Materials, Containers & packaging)	4,300	95,490
Horiba Limited (Information technology, Electronic equipment, instruments & components)	1,600	104,090
Kamigumi Company Limited (Industrials, Transportation infrastructure)	3,500	68,053
Meitec Corporation (Industrials, Professional services)	2,300	127,743
Nihon Parkerizing Company Limited (Materials, Chemicals)	5,800	56,042
The accompanying notes are an integral part of these financial statements.

Wells Fargo Special International Small Cap Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
ORIX JREIT Incorporated (Real estate, Equity REITs)	112	$ 197,581
San-A Company Limited (Consumer staples, Food & staples retailing)	1,700	65,175
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	1,600	70,125
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	5,900	76,281
Taikisha Limited (Industrials, Construction & engineering)	2,400	64,562
		1,391,237
Luxembourg: 0.86%
Stabilus SA (Industrials, Machinery)	753	58,844
Netherlands: 2.20%
MYT Netherlands Parent BV (Consumer discretionary, Specialty retail) †«	2,462	73,786
TKH Group NV (Industrials, Electrical equipment)	1,623	77,582
		151,368
Norway: 1.06%
Atea ASA (Information technology, IT services)	3,804	72,936
Spain: 4.31%
Vidrala SA (Materials, Containers & packaging)	781	87,886
Viscofan SA (Consumer staples, Food products)	3,050	208,644
		296,530
Sweden: 5.24%
AAK AB (Consumer staples, Food products)	5,053	115,853
Hexpol AB (Materials, Chemicals)	4,726	58,087
Loomis AB (Industrials, Commercial services & supplies)	5,677	186,360
		360,300
Switzerland: 2.28%
Arbonia AG (Consumer discretionary, Household durables)	2,453	42,439
Bossard Holding AG (Industrials, Trading companies & distributors)	136	32,688
Bucher Industries AG (Industrials, Machinery)	156	81,856
		156,983
United Kingdom: 22.13%
Britvic plc (Consumer staples, Beverages)	16,887	205,815
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	20,726	109,514
Elementis plc (Materials, Chemicals) †	47,721	98,594
Lancashire Holdings Limited (Financials, Insurance)	9,435	92,645
Micro Focus International plc (Information technology, Software)	9,700	69,392
Morgan Advanced Materials plc (Industrials, Machinery)	14,269	58,429
Nomad Foods Limited (Consumer staples, Food products) †	6,623	193,127
S4 Capital plc (Communication services, Media) †	34,788	268,566
Spectris plc (Information technology, Electronic equipment, instruments & components)	6,033	271,119
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	5,570	24,616
Tate & Lyle plc (Consumer staples, Food products)	10,532	116,362
TechnipFMC plc - BATS Exchange (Energy, Energy equipment & services)	1,806	13,540
		1,521,719
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Special International Small Cap Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
United States: 1.28%
Poema Global Holdings Corporation (Financials, Diversified financial services) †	6,100	$ 61,610
Tailwind International Acquisition Corporation (Financials, Diversified financial services) †	2,663	26,603
		88,213
Total Common stocks (Cost $5,228,660)		6,791,382

		Yield
Short-term investments: 2.47%
Investment companies: 2.47%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	73,140	73,140
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	96,557	96,557
Total Short-term investments (Cost $169,697)				169,697
Total investments in securities (Cost $5,398,357)	101.22%			6,961,079
Other assets and liabilities, net	(1.22)			(84,063)
Total net assets	100.00%			$6,877,016

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$ 158,425	$ (85,285)	$0	$0	$ 73,140		73,140	$ 2#
Wells Fargo Government Money Market Fund Select Class	0	1,014,219	(917,662)	0	0	96,557		96,557	15
				$0	$0	$169,697	2.47%		$17

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Special International Small Cap Fund  |  9

Statement of assets and liabilities—April 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $71,668 of securities loaned), at value (cost $5,228,660)	$ 6,791,382
Investments in affiliated securites, at value (cost $169,697)	169,697
Foreign currency, at value (cost $30,957)	31,268
Receivable for dividends	28,432
Receivable for investments sold	22,254
Receivable from manager	6,774
Receivable for securities lending income, net	19
Total assets	7,049,826
Liabilities
Payable upon receipt of securities loaned	73,140
Shareholder report expenses payable	41,814
Professional fees payable	26,172
Custodian and accounting fee payable	12,173
Payable for investments purchased	10,528
Trustees’ fees and expenses payable	1,918
Administration fees payable	192
Accrued expenses and other liabilities	6,873
Total liabilities	172,810
Total net assets	$6,877,016
Net assets consist of
Paid-in capital	$ 5,011,280
Total distributable earnings	1,865,736
Total net assets	$6,877,016
Computation of net asset value per share
Net assets – Class R6	$ 6,724,237
Shares outstanding – Class R6[1]	490,000
Net asset value per share – Class R6	$13.72
Net assets – Institutional Class	$ 152,779
Shares outstanding – Institutional Class[1]	11,125
Net asset value per share – Institutional Class	$13.73
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Special International Small Cap Fund

Statement of operations—six months ended April 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $5,109)	$ 60,300
Income from affiliated securities	46
Total investment income	60,346
Expenses
Management fee	29,691
Administration fees
Class R6	917
Institutional Class	90
Custody and accounting fees	16,728
Professional fees	20,556
Registration fees	22,291
Shareholder report expenses	2,895
Trustees’ fees and expenses	9,610
Other fees and expenses	4,714
Total expenses	107,492
Less: Fee waivers and/or expense reimbursements
Fund-level	(76,724)
Class R6	(917)
Institutional Class	(90)
Net expenses	29,761
Net investment income	30,585
Realized and unrealized gains (losses) on investments
Net realized gains on investments	301,694
Net change in unrealized gains (losses) on investments	1,389,334
Net realized and unrealized gains (losses) on investments	1,691,028
Net increase in net assets resulting from operations	$1,721,613
The accompanying notes are an integral part of these financial statements.

Wells Fargo Special International Small Cap Fund  |  11

Statement of changes in net assets

	Six months ended April 30, 2021 (unaudited)		Year ended October 31, 2020
Operations
Net investment income		$ 30,585		$ 47,340
Net realized gains on investments		301,694		11,607
Net change in unrealized gains (losses) on investments		1,389,334		(28,658)
Net increase in net assets resulting from operations		1,721,613		30,289
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(45,080)		(126,151)
Institutional Class		(892)		(2,514)
Total distributions to shareholders		(45,972)		(128,665)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	0	0	1,121	11,233
Reinvestment of distributions
Institutional Class	8	90	12	128
Payment for shares redeemed
Institutional Class	(4)	(43)	(12)	(128)
Net increase in net assets resulting from capital share transactions		47		11,233
Total increase (decrease) in net assets		1,675,688		(87,143)
Net assets
Beginning of period		5,201,328		5,288,471
End of period		$6,877,016		$5,201,328
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Special International Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2021 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$10.38	$10.58	$10.00
Net investment income	0.06	0.09	0.05
Net realized and unrealized gains (losses) on investments	3.37	(0.03)	0.53
Total from investment operations	3.43	(0.06)	0.58
Distributions to shareholders from
Net investment income	(0.05)	(0.15)	0.00
Net realized gains	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.09)	(0.26)	0.00
Net asset value, end of period	$13.72	$10.38	$10.58
Total return[2]	33.19%	0.42%	5.80%
Ratios to average net assets (annualized)
Gross expenses	3.44%	5.69%	7.81%
Net expenses	0.95%	0.95%	0.95%
Net investment income	0.98%	0.93%	1.24%
Supplemental data
Portfolio turnover rate	23%	45%	14%
Net assets, end of period (000s omitted)	$6,724	$5,086	$5,183

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Special International Small Cap Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2021 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$10.38	$10.57	$10.00
Net investment income	0.05	0.08	0.05
Net realized and unrealized gains (losses) on investments	3.38	(0.03)	0.52
Total from investment operations	3.43	0.05	0.57
Distributions to shareholders from
Net investment income	(0.04)	(0.13)	0.00
Net realized gains	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.08)	(0.24)	0.00
Net asset value, end of period	$13.73	$10.38	$10.57
Total return[2]	33.16%	0.35%	5.70%
Ratios to average net assets (annualized)
Gross expenses	3.54%	5.76%	7.91%
Net expenses	1.05%	1.05%	1.05%
Net investment income	0.88%	0.83%	1.14%
Supplemental data
Portfolio turnover rate	23%	45%	14%
Net assets, end of period (000s omitted)	$153	$115	$106

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Special International Small Cap Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special International Small Cap Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
This shareholder report is not asking you for a proxy. A separate proxy statement with more detailed information about the transaction will be provided to Fund shareholders and should be reviewed carefully.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees

Wells Fargo Special International Small Cap Fund  |  15

Notes to financial statements (unaudited)
and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has

16  |  Wells Fargo Special International Small Cap Fund

Notes to financial statements (unaudited)
analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2021, the aggregate cost of all investments for federal income tax purposes was $5,419,059 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,592,703
Gross unrealized losses	(50,683)
Net unrealized gains	$1,542,020
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Special International Small Cap Fund  |  17

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 552,197	$0	$0	$ 552,197
Austria	92,756	0	0	92,756
Belgium	180,206	0	0	180,206
Canada	237,566	0	0	237,566
France	366,226	0	0	366,226
Germany	640,020	0	0	640,020
Ireland	68,649	0	0	68,649
Italy	555,632	0	0	555,632
Japan	1,391,237	0	0	1,391,237
Luxembourg	58,844	0	0	58,844
Netherlands	151,368	0	0	151,368
Norway	72,936	0	0	72,936
Spain	296,530	0	0	296,530
Sweden	360,300	0	0	360,300
Switzerland	156,983	0	0	156,983
United Kingdom	1,521,719	0	0	1,521,719
United States	88,213	0	0	88,213
Short-term investments
Investment companies	169,697	0	0	169,697
Total assets	$6,961,079	$0	$0	$6,961,079
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2021, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

18  |  Wells Fargo Special International Small Cap Fund

Notes to financial statements (unaudited)
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through February 28, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class R6	0.95%
Institutional Class	1.05
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2021 were $1,404,044 and $1,491,992, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Special International Small Cap Fund  |  19

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Citigroup Global Markets Inc.	$71,668	$(71,668)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISK
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2021, Wells Fargo owned 100% and 90% of Class R6 shares and Institutional Class shares, respectively.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

20  |  Wells Fargo Special International Small Cap Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Special International Small Cap Fund  |  21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

22  |  Wells Fargo Special International Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Special International Small Cap Fund  |  23

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

24  |  Wells Fargo Special International Small Cap Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0521-00325 06-21
SA296/SAR296 04-21

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 25, 2021

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 25, 2021